UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8104

Touchstone Funds Group Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202
(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Capital Appreciation Fund – December 31, 2011 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.9%

Information Technology — 21.1%
Accenture plc - Class A (Ireland)	2,790	$148,512
Cisco Systems, Inc.	13,955	252,306
Google, Inc. - Class A*	490	316,491
Microsoft Corp.	13,230	343,451
NetApp, Inc.*	6,500	235,755
Paychex, Inc.	4,895	147,388
QUALCOMM, Inc.	4,280	234,116
		1,678,019

Health Care — 17.2%
Abbott Laboratories	3,085	173,470
Celgene Corp.*	2,065	139,594
Johnson & Johnson	4,765	312,489
Medtronic, Inc.	8,245	315,371
Patterson Co., Inc.	7,645	225,680
Stryker Corp	4,040	200,828
		1,367,432

Consumer Staples — 15.6%
Colgate-Palmolive Co.	2,470	228,203
CVS Caremark Corp.	8,895	362,738
PepsiCo, Inc.	4,085	271,040
Procter & Gamble Co. (The)	2,375	158,436
Wal-Mart Stores, Inc.	3,725	222,606
		1,243,023

Industrials — 13.1%
Danaher Corp.	4,560	214,502
Donaldson Co., Inc.	2,975	202,538
FedEx Corp.	1,705	142,385
Rockwell Collins, Inc.	3,755	207,914
United Technologies Corp.	3,800	277,742
		1,045,081

Consumer Discretionary — 10.6%
Lowe's Cos, Inc.	7,175	182,102
O'Reilly Automotive, Inc.*	3,970	317,402
Staples, Inc.	9,845	136,747
Yum! Brands, Inc.	3,520	207,715
		843,966

Energy — 9.3%
Chevron Corp.	1,615	171,836
Exxon Mobil Corp.	4,005	339,464
Schlumberger Ltd.	3,390	231,571
		742,871

Financials — 7.8%
Goldman Sachs Group, Inc. (The)	2,140	193,520
JPMorgan Chase & Co.	8,000	266,000
Lazard Ltd. - Class A (Bermuda)	5,980	156,138
		615,658

Materials — 3.2%
Monsanto Co.	3,585	251,201
Total Common Stocks		$7,787,251

Investment Fund — 2.4%
Touchstone Institutional Money Market Fund^	195,403	195,403

Total Investment Securities — 100.3%
(Cost $7,630,261)		$7,982,654

Liabilities in Excess of Other Assets — (0.3%)		(27,505)

Net Assets — 100.0%		$7,955,149

*	Non-income producing security.
^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$7,787,251	$—	$—	$7,787,251
Investment Fund	195,403	—	—	195,403
				$7,982,654

See accompanying Notes to Portfolios of Investments.

1

Portfolio of Investments

Touchstone Emerging Markets Equity Fund – December 31, 2011 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.7%

Brazil — 12.5%
All America Latina Logistica SA	1,038,267	$5,176,723
Banco Bradesco SA (Preference)	522,874	8,619,957
Cia Energetica de Minas Gerais (Preference)	392,965	7,009,219
Gerdau SA (Preference)	643,990	5,006,222
Lojas Americanas SA (Preference)	897,963	6,884,263
Lojas Renner SA	403,032	10,460,142
Petroleo Brasileiro SA (Preference)	793,745	9,144,930
Vale SA ADR	196,060	4,205,487
Vale SA (Preference)	231,753	4,699,048
		61,205,991

India — 8.9%
Bharat Forge Ltd.	989,538	4,697,534
Bharat Heavy Electricals Ltd.	685,475	3,083,056
Bharti Airtel Ltd.	1,068,353	6,910,446
Infosys Ltd.	112,550	5,865,719
ITC Ltd.	2,010,261	7,620,102
Mahindra & Mahindra Ltd.	419,902	5,391,002
Oil & Natural Gas Corp. Ltd.	1,215,022	5,870,909
Reliance Industries Ltd.	300,248	3,917,839
		43,356,607

South Africa — 8.6%
Aveng Ltd.	1,387,593	5,672,380
Foschini Group Ltd.	717,079	9,326,189
Impala Platinum Holdings Ltd.	234,699	4,865,486
JD Group Ltd.	503,880	3,027,319
Massmart Holdings Ltd.	189,810	3,973,935
MTN Group Ltd.	381,240	6,787,895
Woolworths Holdings Ltd.	1,729,464	8,355,364
		42,008,568

Bermuda — 6.6%
Credicorp Ltd.	80,193	8,778,728
First Pacific Co. Ltd.	8,722,140	9,074,098
Ports Design Ltd.	2,811,877	4,250,436
VTech Holdings Ltd.†	1,010,877	10,126,211
		32,229,473

Cayman Islands — 6.0%
ASM Pacific Technology Ltd.	845,506	9,487,530
Daphne International Holdings Ltd.	9,048,296	10,077,481
Tingyi Cayman Islands Holding Corp.	3,196,924	9,714,342
		29,279,353

Mexico — 5.6%
America Movil SAB de CV, Series L ADR	252,910	5,715,766
Fomento Economico Mexicano SAB de CV ADR	63,563	4,430,977
Grupo Financiero Banorte SAB de CV - Class O	1,411,085	4,272,277
Kimberly-Clark de Mexico SAB de CV - Class A	1,142,995	6,216,781
Wal-Mart de Mexico SAB de CV - Class A	2,504,417	6,873,610
		27,509,411

China — 5.4%
China BlueChemical Ltd.	9,274,523	7,021,630
Industrial & Commercial Bank of China - Class H	11,405,481	6,769,921
PetroChina Co. Ltd. - Class H	4,104,234	5,110,079
Weichai Power Co. Ltd. - Class H†	1,558,786	7,666,884
		26,568,514

Thailand — 5.3%
Kasikornbank PCL	1,951,900	7,702,426
PTT Exploration & Production PCL	1,296,884	6,926,306
Siam Cement PCL	271,300	3,147,252
Siam Cement PCL (Non-Voting)	298,997	2,966,278
Thai Oil PCL	2,649,195	4,912,137
		25,654,399

Taiwan — 4.8%
Giant Manufacturing Co. Ltd.	1,824,178	7,048,741
Taiwan Semiconductor Manufacturing Co. Ltd.	3,868,900	9,685,347
Tripod Technology Corp.	2,755,850	6,644,111
		23,378,199

Korea — 4.7%
BS Financial Group, Inc.*	576,870	5,533,345
POSCO	9,209	3,037,691
Samsung Electronics Co. Ltd.	10,637	9,769,050
Shinhan Financial Group Co. Ltd.*	131,120	4,524,323
		22,864,409

Turkey — 4.2%
Akbank TAS	1,114,286	3,542,179
Trakya Cam Sanayi AS	4,121,857	5,310,802
Tupras Turkiye Petrol Rafine	249,169	5,262,976
Turkcell Iletisim Hizmetleri AS*	1,007,931	4,726,298
Turkiye Garanti Bankasi AS	592,540	1,846,065
		20,688,320

Hong Kong — 4.0%
China Overseas Land & Investment Ltd.	3,701,301	6,185,833
CNOOC Ltd.	4,042,491	7,068,348
Wharf Holdings Ltd.	1,417,138	6,404,546
		19,658,727

United Kingdom — 3.1%
Fresnillo PLC	331,091	7,851,534
SABMiller PLC	209,531	7,375,171
		15,226,705

Indonesia — 3.0%
Bank Mandiri Tbk PT	10,210,485	7,600,857
Telekomunikasi Indonesia Tbk PT	8,849,212	6,880,281
		14,481,138

Maylasia — 2.4%
British American Tobacco Malaysia Bhd	384,500	6,054,965
CIMB Group Holdings Bhd	2,472,800	5,803,669
		11,858,634

2

Touchstone Emerging Markets Equity Fund (Continued)

		Market
	Shares	Value

Common Stocks — 99.7% (Continued)

Canada — 2.2%
Eldorado Gold Corp.	472,367	$6,500,697
Yamana Gold, Inc.	291,577	4,298,882
		10,799,579

Jersey — 1.9%
Randgold Resources Ltd. ADR	93,136	9,509,186

Luxembourg — 1.8%
Tenaris SA ADR	233,111	8,667,067

South Korea — 1.6%
Hankook Tire Co. Ltd.*	204,180	8,020,091

Czech Republic — 1.5%
CEZ AS	180,546	7,182,873

Peru — 1.3%
Cia de Minas Buenaventura SA ADR	166,747	6,393,080

Israel — 1.3%
Teva Pharmaceutical Industries Ltd. ADR	156,599	6,320,336

Chile — 1.3%
Enersis SA	17,924,388	6,300,966

United States — 0.9%
Southern Copper Corp.	144,283	4,354,461

Singapore — 0.8%
Keppel Land Ltd.	2,348,440	4,019,534
Total Common Stocks		$487,535,621

Investment Funds — 2.4%
Invesco Liquid Assets Portfolio**	7,965,320	7,965,320
Touchstone Institutional Money Market Fund^	3,486,087	3,486,087
Total Investment Funds		$11,451,407

Total Investment Securities — 102.1%
(Cost $553,040,741)		$498,987,028

Liabilities in Excess of Other Assets — (2.1%)		(10,165,602)

Net Assets — 100.0%		$488,821,426

†	All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2011 was $7,553,736.
*	Non-income producing security.
**	Represents collateral for securities loaned.
^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$487,535,621	$—	$—	$487,535,621
Investment Funds	11,451,407	—	—	11,451,407
				$498,987,028

At December 31, 2011, securities valued at $334,613,761 were transferred from Level 2 to Level 1 pursuant to the Fund's fair valuation policy.

Industry Allocation	% of Net Assets
Financials	18.6%
Consumer Discretionary	15.9%
Materials	15.1%
Energy	11.6%
Consumer Staples	10.7%
Information Technology	10.6%
Telecommunication Services	6.3%
Industrials	5.5%
Utilities	4.2%
Investment Funds	2.3%
Health Care	1.3%
Total	102.1%

See accompanying Notes to Portfolios of Investments.

3

Portfolio of Investments

Touchstone Emerging Markets Equity Fund II – December 31, 2011 (Unaudited)

		Market
	Shares	Value

Common Stocks — 75.4%

Brazil — 11.6%
All America Latina Logistica SA	14,626	$72,924
Banco Bradesco SA (Preference)	6,246	102,970
Cia Energetica de Minas Gerais (Preference)	4,745	84,635
Gerdau SA (Preference)	9,422	73,244
Lojas Americanas SA (Preference)	11,320	86,785
Lojas Renner SA	4,966	128,886
Petroleo Brasileiro SA (Preference)	10,149	116,929
Vale SA (Preference)	5,607	113,688
		780,061

Bermuda — 7.2%
Credicorp Ltd.	1,206	132,021
First Pacific Co. Ltd.	161,607	178,685
Ports Design Ltd.	32,787	49,561
VTech Holdings Ltd.	12,575	125,967
		486,234

Mexico — 6.5%
America Movil SAB de CV, Series L ADR	2,950	66,670
Fomento Economico Mexicano SAB de CV ADR	716	49,912
Fresnillo PLC	4,439	105,267
Grupo Financiero Banorte SAB de CV - Class O	18,424	55,781
Kimberly-Clark de Mexico SAB de CV - Class A	13,575	73,835
Wal-Mart de Mexico SAB de CV - Class A	31,039	85,189
		436,654

South Africa — 5.9%
Foschini Group Ltd.	8,175	106,322
Impala Platinum Holdings Ltd.	2,749	56,989
Massmart Holdings Ltd.	2,183	45,704
MTN Group Ltd.	4,849	86,335
Woolworths Holdings Ltd.	20,444	98,769
		394,119

Thailand — 4.2%
Kasikornbank PCL	23,990	94,667
PTT Exploration & Production PCL	10,749	57,407
Siam Cement PCL (Non-Voting)	7,330	72,719
Thai Oil PCL (Non-Voting)	31,241	57,927
		282,720

Korea — 4.1%
BS Financial Group, Inc.*	7,135	68,439
POSCO	109	35,955
Samsung Electronics Co. Ltd.	126	115,719
Shinhan Financial Group Co. Ltd.*	1,543	53,242
		273,355

China — 3.8%
China BlueChemical Ltd.	112,325	85,040
Industrial & Commercial Bank of China - Class H	139,039	82,529
Weichai Power Co. Ltd. - Class H	18,457	90,781
		258,350

Hong Kong — 3.6%
China Overseas Land & Investment Ltd.	44,286	74,013
CNOOC Ltd.	49,638	86,793
Wharf Holdings Ltd.	18,138	81,972
		242,778

Cayman Islands — 3.5%
ASM Pacific Technology Ltd.	10,606	119,011
Tingyi Cayman Islands Holding Corp.	38,027	115,551
		234,562

Turkey — 2.8%
Akbank TAS	13,802	43,875
Tupras Turkiye Petrol Rafine	2,864	60,494
Turkcell Iletisim Hizmetleri AS*	13,403	62,848
Turkiye Garanti Bankasi AS	7,022	21,877
		189,094

Indonesia — 2.6%
Bank Mandiri Tbk PT	121,367	90,348
Telekomunikasi Indonesia Tbk PT	109,612	85,224
		175,572

Canada — 2.2%
Eldorado Gold Corp.	7,054	97,077
Yamana Gold, Inc.	3,693	54,448
		151,525

Jersey — 1.8%
Randgold Resources Ltd. ADR	1,186	121,091

Taiwan — 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	48,188	120,633

India — 1.7%
Infosys Ltd. ADR	1,394	71,624
Reliance Industries Ltd. GDR, 144a	1,686	44,848
		116,472

Luxembourg — 1.6%
Tenaris SA ADR	2,844	105,740

South Korea — 1.5%
Hankook Tire Co. Ltd.*	2,579	101,302

Peru — 1.4%
Cia de Minas Buenaventura SA ADR	2,483	95,198

United Kingdom — 1.3%
SABMiller PLC	2,553	89,862

Czech Republic — 1.3%
CEZ AS	2,199	87,485
4

Touchstone Emerging Markets Equity Fund II (Continued)

		Market
	Shares	Value

Common Stocks — 75.4% (Continued)

Chile — 1.2%
Enersis SA	229,904	$80,818

Israel — 1.2%
Teva Pharmaceutical Industries Ltd. ADR	1,926	77,733

Maylasia — 1.1%
CIMB Group Holdings Bhd	31,140	73,086

United States — 0.8%
Southern Copper Corp.	1,800	54,324

Singapore — 0.7%
Keppel Land Ltd.	28,441	48,679
Total Common Stocks		$5,077,447

	Number of Rights	Fair Value
Equity Linked Notes — 5.6%
Bharat Heavy Electricals Maturity 11/18/11 (Issuer Credit Suisse) *	8,430	$37,916
Bhari Airtel Ltd. Maturity 09/09/14 (Issuer JPMorgan)*	14,130	91,397
ITC Ltd. Maturity 09/15/14 (Issuer Credit Suisse)*	27,429	103,972
Mahindra & Mahindra Ltd. Maturity 10/15/14 (Issuer JPMorgan) *	5,824	74,773
Oil & Natural Gas Corp. Ltd. Maturity 08/25/14(Issuer JPMorgan) *	14,856	71,783
Total Equity Linked Notes		$379,841

Investment Fund — 18.9%
Touchstone Institutional Money Market Fund^	1,273,875	1,273,875

Total Investment Securities — 99.9%
(Cost $7,675,933)		$6,731,163

Other Assets in Excess of Liabilities — 0.1%		6,904

Net Assets — 100.0%		$6,738,067

*	Non-income producing security.
^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

144A - This is a restricted security that was sold in a transaction expect from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, these securities were valued at $44,848 or 0.67% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$5,077,447	$—	$—	$5,077,447
Equity Linked Notes	—	379,841	—	379,841
Investment Fund	1,273,875	—	—	1,273,875
				$6,731,163

At December 31, 2011, securities valued at $3,075,924 were transferred from Level 2 to Level 1 pursuant to the Fund's fair valuation policy.

% of Net
Industry Allocation	Assets
Financials	23.5%
Investment Funds	18.9%
Materials	14.3%
Consumer Discretionary	8.5%
Information Technology	8.2%
Energy	7.9%
Consumer Staples	6.8%
Telecommunication Services	4.5%
Utilities	3.8%
Industrials	2.4%
Health Care	1.1%
Total	99.9%

See accompanying Notes to Portfolios of Investments.

5

Portfolio of Investments

Touchstone Focused Equity Fund – December 31, 2011 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.9%

Information Technology — 22.0%
Adobe Systems, Inc.*	64,614	$1,826,638
Arrow Electronics, Inc.*	51,279	1,918,347
Hewlett-Packard Co.	122,666	3,159,876
Ingram Micro, Inc. - Class A*	210,880	3,835,907
Insight Enterprises, Inc.*	194,919	2,980,312
Lexmark International, Inc. - Class A	104,195	3,445,729
Nokia OYJ ADR†	333,401	1,606,993
		18,773,802

Financials — 19.2%
Allstate Corp. (The)	147,565	4,044,757
Bank of America Corp.	569,137	3,164,402
Barclays PLC ADR†	139,696	1,535,259
Fidelity National Financial, Inc. - Class A	183,609	2,924,891
Goldman Sachs Group, Inc. (The)	37,133	3,357,937
SEI Investments Co.	77,787	1,349,604
		16,376,850

Industrials — 17.4%
AGCO Corp.*	12,897	554,184
Alliant Techsystems, Inc.	57,248	3,272,296
Oshkosh Corp.*	104,950	2,243,831
RailAmerica, Inc.*	154,833	2,305,463
Raytheon Co.	56,823	2,749,097
Universal Forest Products, Inc.	122,029	3,767,035
		14,891,906

Consumer Discretionary — 13.1%
International Speedway Corp. - Class A	55,392	1,404,187
Lowe's Cos, Inc.	49,188	1,248,391
Skechers U.S.A., Inc. - Class A*	86,832	1,052,404
Speedway Motorsports, Inc.	115,847	1,775,934
Time Warner Cable, Inc.	62,096	3,947,443
WMS Industries, Inc.*	85,984	1,764,392
		11,192,751

Energy — 8.9%
Encana Corp.†	160,484	2,973,769
Exxon Mobil Corp.	31,122	2,637,901
North American Energy Partners, Inc.†*	315,867	2,034,183
		7,645,853

Telecommunication Services — 7.0%
France Telecom SA ADR	113,905	1,783,752
KDDI Corp. ADR	257,957	4,153,108
		5,936,860

Health Care — 6.7%
UnitedHealth Group, Inc.	21,113	1,070,007
WellPoint, Inc.	69,729	4,619,546
		5,689,553

Consumer Staples — 3.3%
CVS Caremark Corp.	69,701	2,842,407

Materials — 1.3%
Cemex SAB de CV ADR†*	211,229	1,138,524
Total Common Stocks		$84,488,506

Investment Funds — 9.4%
Invesco Liquid Assets Portfolio**	6,934,350	6,934,350
Touchstone Institutional Money Market Fund^	1,102,935	1,102,935
Total Investment Funds		$8,037,285

Total Investment Securities — 108.3%
(Cost $110,318,852)		$92,525,791

Liabilities in Excess of Other Assets — (8.3%)		(7,068,195)

Net Assets — 100.0%		$85,457,596

†	All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2011 was $6,792,149.
*	Non-income producing security.
**	Represents collateral for securities loaned.
^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$84,488,506	$—	$—	$84,488,506
Investment Fund	8,037,285	—	—	8,037,285
				$92,525,791

See accompanying Notes to Portfolios of Investments.

6

Portfolio of Investments

Touchstone Global Equity Fund – December 31, 2011 (Unaudited)

		Market
	Shares	Value

Preferred Stocks — 2.6%

Germany — 2.6%
Henkel AG & Co. KGaA	1,819	$104,975

Common Stocks — 95.2%

United States — 27.3%
AGCO Corp.*	933	40,091
Bristol-Myers Squibb Co.	2,672	94,161
Celgene Corp.*	1,800	121,680
DreamWorks Animation SKG, Inc. - Class A*	2,100	34,850
Kansas City Southern*	1,295	88,073
Medtronic, Inc.	2,702	103,351
Pfizer, Inc.	6,640	143,690
Sara Lee Corp.	9,142	172,967
Shuffle Master, Inc.*	5,417	63,487
Southwestern Energy Co.*	2,200	70,268
Symantec Corp.*	5,270	82,475
Ultra Petroleum Corp.*	2,619	77,601
		1,092,694

United Kingdom — 15.3%
BG Group PLC	5,047	107,889
Cairn Energy PLC*	19,417	80,000
F&C Asset Management PLC	39,937	40,593
Fresnillo PLC	5,113	121,250
Invensys PLC	27,549	90,273
Rexam PLC	11,400	62,460
Smith & Nephew PLC	4,300	41,770
Smiths Group PLC	4,720	67,070
		611,305

Canada — 9.7%
Agnico-Eagle Mines Ltd.	1,993	72,386
Cott Corp.*	8,863	55,482
Goldcorp, Inc.	1,982	87,704
Yamana Gold, Inc.†	11,646	171,080
		386,652

Switzerland — 8.4%
Novartis AG	1,666	95,246
Swisscom AG	125	47,362
Syngenta AG*	319	93,394
Tyco International Ltd.	2,171	101,407
		337,409

Australia — 6.8%
Australian Agricultural Co. Ltd.*	61,102	83,118
Santos Ltd.	4,400	55,084
Treasury Wine Estates Ltd.	21,202	79,802
Woodside Petroleum Ltd.	1,780	55,746
		273,750

Japan — 5.0%
SBI Holdings, Inc.	685	50,194
Softbank Corp.	2,300	67,742
Yahoo! Japan Corp.	256	82,451
		200,387

Germany — 3.5%
Gerry Weber International AG	1,500	45,758
Symrise AG	3,481	92,899
		138,657

Hong Kong — 3.4%
Hutchison Telecommunications Hong Kong Holdings Ltd.	348,000	133,974

Denmark — 2.8%
Carlsberg A/S - Class B	1,588	111,981

Israel — 2.6%
Check Point Software Technologies Ltd.*	1,979	103,977

Netherlands — 2.0%
Koninklijke Ahold NV	5,945	80,059

Sweden — 1.9%
Kinnevik Investment AB - Class B	3,989	77,728

France — 1.9%
Sanofi - Aventis SA	1,024	75,211

Norway — 1.6%
Yara International ASA	1,557	62,479

Luxembourg — 1.5%
Oriflame Cosmetics SA	1,947	61,505

Russia — 1.5%
Mobile Telesystems OJSC ADR	4,055	59,527
Total Common Stocks		$3,807,295

Investment Funds — 7.8%
Invesco Liquid Assets Portfolio**	171,372	171,372
Touchstone Institutional Money Market Fund^	138,752	138,752
Total Investment Funds		$310,124

Total Investment Securities — 105.6%
(Cost $4,417,436)		$4,222,394

Liabilities in Excess of Other Assets — (5.6%)		(224,294)

Net Assets — 100.0%		$3,998,100

†	All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2011 was $168,392.
*	Non-income producing security.

7

Touchstone Global Equity Fund (Continued)

**	Represents collateral for securities loaned.
^	Affiliated Fund, sub-advised by Bedlam Asset Management PLC, Inc.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$3,807,295	$—	$—	$3,807,295
Investment Funds	310,124	—	—	310,124
Preferred Stock	104,975	—	—	104,975
				$4,222,394

At December 31, 2011, securities valued at $2,018,025 were transferred from Level 2 to Level 1 pursuant to the Fund's fair valuation policy.

% of Net
Industry Allocation	Assets
Materials	19.1%
Consumer Staples	18.7%
Health Care	16.9%
Energy	11.2%
Industrials	9.7%
Investment Funds	7.8%
Telecommunication Services	7.7%
Information Technology	6.7%
Financials	4.2%
Consumer Discretionary	3.6%
Total	105.6%

See accompanying Notes to Portfolios of Investments.

8

Portfolio of Investments

Touchstone Global Real Estate Fund – December 31, 2011 (Unaudited)

		Market
	Shares	Value
Common Stocks — 98.8%

United States — 48.5%
Acadia Realty Trust REIT	1,380	$27,793
Alexandria Real Estate Equities, Inc. REIT	610	42,072
AvalonBay Communities, Inc. REIT	950	124,070
Boston Properties, Inc. REIT	1,465	145,914
BRE Properties, Inc. REIT	1,130	57,042
Digital Realty Trust, Inc. REIT†	973	64,870
Douglas Emmett, Inc. REIT	3,720	67,853
Equity Residential REIT	1,865	106,361
Essex Property Trust, Inc. REIT	360	50,584
General Growth Properties, Inc. REIT	4,980	74,800
Glimcher Realty Trust REIT	4,670	42,964
HCP, Inc. REIT	3,240	134,233
Health Care REIT, Inc.	2,160	117,785
Host Hotels & Resorts, Inc. REIT	8,883	131,202
Kimco Realty Corp. REIT	6,465	104,992
Macerich Co. (The) REIT	614	31,068
Post Properties, Inc. REIT	870	38,036
ProLogis, Inc. REIT	7,198	205,791
Public Storage REIT	1,245	167,403
Simon Property Group, Inc. REIT	2,616	337,307
SL Green Realty Corp. REIT	980	65,307
Starwood Hotels & Resorts Worldwide, Inc.	860	41,254
Sunstone Hotel Investors, Inc. REIT*	4,250	34,637
Tanger Factory Outlet Centers REIT	2,270	66,556
UDR, Inc. REIT	2,400	60,240
Ventas, Inc. REIT	2,612	144,000
Vornado Realty Trust REIT	1,440	110,678
Weyerhaeuser Co. REIT	1,830	34,166
		2,628,978

Hong Kong — 12.0%
China Overseas Land & Investment Ltd.	46,600	77,881
Hang Lung Properties Ltd.	13,900	39,553
Hongkong Land Holdings Ltd.	16,565	75,205
Kerry Properties Ltd.	12,530	41,462
Link REIT (The)	9,800	36,088
Shenzhen Investment Ltd.	101,170	18,107
Shimao Property Holdings Ltd.	33,500	28,597
Sino Land Co., Ltd.	33,200	47,278
Sun Hung Kai Properties Ltd.	19,380	242,917
Wharf Holdings Ltd.	9,199	41,574
		648,662

Australia — 8.4%
CFS Retail Property Trust REIT	25,810	44,481
Charter Hall Retail REIT	8,600	28,147
Goodman Group REIT	102,280	59,629
GPT Group REIT	29,938	94,005
Stockland REIT	26,700	87,115
Westfield Group REIT	17,720	141,548
		454,925

Japan — 7.8%
Japan Prime Realty Investment Corp. REIT	15	35,332
Japan Real Estate Investment Corp. REIT	7	54,567
Mitsubishi Estate Co., Ltd.	7,600	113,551
Mitsui Fudosan Co., Ltd.	9,400	137,025
Sumitomo Realty & Development Co. Ltd.	4,800	84,064
		424,539

United Kingdom — 5.1%
British Land Co. PLC REIT	11,482	82,470
Derwent London PLC REIT	2,410	58,386
Development Securities PLC REIT	3,830	8,922
Great Portland Estates PLC REIT	6,000	30,097
Hammerson PLC REIT	2,600	14,536
Helical Bar PLC	4,690	13,566
Land Securities Group PLC REIT	6,710	66,223
		274,200

Canada — 4.8%
Canadian Apartment Properties REIT	3,381	74,042
Canadian Real Estate Investment Trust REIT	1,465	50,906
Chartwell Seniors Housing Real Estate Investment Trust REIT	5,203	43,412
Morguard Real Estate Investment Trust REIT	2,838	44,572
RioCan Real Estate Investment Trust REIT	1,901	49,319
		262,251

Singapore — 4.7%
Ascendas Real Estate Investment Trust REIT	37,800	53,332
CapitaLand Ltd.	38,300	65,258
City Developments Ltd.	3,500	24,016
Fortune Real Estate Investment Trust REIT	92,000	44,539
Global Logistic Properties Ltd.*	36,250	49,049
Keppel Land Ltd.	12,000	20,539
		256,733

France — 3.5%
Klepierre REIT	979	27,926
Unibail-Rodamco SE REIT	890	159,996
		187,922

Germany — 1.1%
Alstria Office REIT-AG	5,013	59,664

Netherlands — 1.0%
Corio NV REIT	525	22,834
Eurocommercial Properties NV REIT	544	17,271
Vastned Retail NV REIT	334	14,957
		55,062

Sweden — 0.7%
Hufvudstaden AB - Class A	3,819	38,872

9

Touchstone Global Real Estate Fund (Continued)

		Market
	Shares	Value

Common Stocks — 98.8% (Continued)

Switzerland — 0.6%
PSP Swiss Property AG*	361	$30,208

Finland — 0.4%
Citycon OYJ	7,182	21,472

Maylasia — 0.2%
Pavilion Real Estate Investment Trust*	33,700	11,588
Total Common Stocks		$5,355,076

Investment Funds — 1.4%
Invesco Liquid Assets Portfolio**	48,293	48,293
Touchstone Institutional Money Market Fund^	31,261	31,261
Total Investment Funds		$79,554

Total Investment Securities — 100.2%
(Cost $5,670,631)		$5,434,630

Liabilities in Excess of Other Assets — (0.2%)		(12,974)
Net Assets — 100.0%		$5,421,656

†     All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2011 was $47,002.

*    Non-income producing security.

**  Represents collateral for securities loaned.

^    Affiliated Fund, sub-advised by Cornerstone Real Estate Advisers LLC.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$5,355,076	$—	$—	$5,355,076
Investment Funds	79,554	—	—	79,554
				$5,434,630

At December 31, 2011, securities valued at $2,383,156 were transferred from Level 2 to Level 1 pursuant to the Fund's fair valuation policy.

% of Net
Industry Allocation	Assets
Retail	24.3%
Diversified Real Estate Activities	14.9%
Specialized	14.9%
Office	10.4%
Diversified	10.4%
Residential	9.4%
Industrial	5.9%
Real Estate Operating Companies	4.1%
Real Estate Development	3.5%
Investment Funds	1.5%
Hotels, Resorts & Cruise Lines	0.7%
Shopping Centers	0.2%
Total	100.2%

See accompanying Notes to Portfolios of Investments.

10

Portfolio of Investments

Touchstone Intermediate Fixed Income Fund – December 31, 2011 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 50.1%

	Financials — 18.5%
$75,000	ACE INA Holdings, Inc.,
	5.700%, 2/15/17	$86,499
510,000	Aflac, Inc., 8.500%, 5/15/19	625,031
370,000	Allstate Life Global Funding Trusts
	MTN, 5.375%, 4/30/13	390,695
25,000	American Express Bank FSB,
	5.500%, 4/16/13	26,131
150,000	American Express Co.,
	4.875%, 7/15/13	156,860
200,000	American Express Co.,
	7.000%, 3/19/18	241,683
210,000	American International Group, Inc.
	MTN, 5.450%, 5/18/17	200,684
125,000	Ameriprise Financial, Inc.,
	5.650%, 11/15/15	141,194
30,000	Bank of America Corp.,
	5.750%, 8/15/16	27,862
400,000	Bank of America Corp.,
	5.750%, 12/1/17	377,808
800,000	Bank of America NA, 5.300%, 3/15/17	721,529
200,000	Barclays Bank PLC, 5.450%, 9/12/12	204,322
40,000	Barclays Bank PLC, 6.750%, 5/22/19	44,345
500,000	Barclays Bank PLC, Series 1,
	5.000%, 9/22/16	517,832
325,000	BB&T Corp., 4.750%, 10/1/12	333,194
915,000	BB&T Corp., 6.850%, 4/30/19	1,116,516
45,000	Bear Stearns Cos LLC (The),
	5.300%, 10/30/15††	48,393
150,000	Bear Stearns Cos LLC (The),
	5.700%, 11/15/14††	163,130
30,000	Bear Stearns Cos LLC (The),
	6.400%, 10/2/17††	33,517
500,000	Berkshire Hathaway Finance Corp.,
	5.000%, 8/15/13	532,426
375,000	Berkshire Hathaway, Inc.,
	3.200%, 2/11/15	397,561
1,500,000	Boston Properties LP,
	5.875%, 10/15/19	1,689,242
345,000	Capital One Bank USA NA,
	8.800%, 7/15/19	394,677
175,000	Citigroup, Inc., 5.850%, 8/2/16	183,871
250,000	Citigroup, Inc., 6.125%, 11/21/17	266,808
175,000	Citigroup, Inc., 4.500%, 1/14/22	168,354
40,000	CME Group, Inc., 5.750%, 2/15/14	43,601
180,000	Fifth Third Bancorp, 3.625%, 1/25/16	182,627
110,000	Genworth Financial, Inc.,
	5.750%, 6/15/14	108,763
315,000	Goldman Sachs Group, Inc. (The),
	5.350%, 1/15/16	322,921
500,000	Goldman Sachs Group, Inc. (The),
	5.625%, 1/15/17	490,296
35,000	Goldman Sachs Group, Inc. (The),
	6.150%, 4/1/18	36,123
255,000	HCP, Inc., 5.650%, 12/15/13	268,174
485,000	HSBC Finance Corp., 5.500%, 1/19/16	496,290
250,000	Jefferies Group, Inc., 8.500%, 7/15/19	253,750
385,000	JPMorgan Chase & Co.,
	5.125%, 9/15/14	405,906
275,000	JPMorgan Chase & Co.,
	5.375%, 10/1/12	284,314
100,000	KeyBank NA, 5.800%, 7/1/14	106,768
530,000	KeyCorp. MTN, 6.500%, 5/14/13	560,737
470,000	KimCo. Realty Corp., 5.700%, 5/1/17	506,363
215,000	Merrill Lynch & Co., Inc.,
	6.400%, 8/28/17	208,185
20,000	MetLife, Inc., 5.000%, 6/15/15	21,788
150,000	Morgan Stanley, 5.500%, 7/28/21	138,695
125,000	Morgan Stanley MTN, 5.500%, 1/26/20	113,784
1,200,000	PNC Funding Corp., 5.625%, 2/1/17	1,306,650
125,000	Principal Life Income Funding Trusts
	MTN, 5.100%, 4/15/14	132,038
535,000	ProLogis LP, 7.625%, 8/15/14	585,962
30,000	Prudential Financial, Inc. MTN,
	4.750%, 9/17/15	31,677
125,000	Prudential Financial, Inc. MTN, Ser B,
	4.750%, 4/1/14	131,787
25,000	Simon Property Group LP,
	5.750%, 12/1/15	27,969
200,000	SunTrust Banks, Inc., 5.250%, 11/5/12	204,968
150,000	Toyota Motor Credit Corp. MTN,
	3.200%, 6/17/15	157,772
100,000	Travelers Cos, Inc. (The),
	5.500%, 12/1/15	112,180
1,000,000	Travelers Cos, Inc. (The),
	5.900%, 6/2/19	1,189,713
185,000	Wachovia Bank NA, 5.000%, 8/15/15	192,727
375,000	Wachovia Corp., 5.750%, 2/1/18	426,008
170,000	Wells Fargo & Co., 4.950%, 10/16/13	178,429
		18,317,129

	Utilities — 5.2%
20,000	Arizona Public Service Co.,
	8.750%, 3/1/19	25,541
150,000	Consolidated Edison Co. of NY, Inc.,
	Ser 08-A, 5.850%, 4/1/18	183,004
930,000	Consolidated Natural Gas Co., Ser A,
	5.000%, 12/1/14	1,019,157
100,000	Detroit Edison Co. (The), Ser G,
	5.600%, 6/15/18	120,512
740,000	DTE Energy Co., 6.350%, 6/1/16	856,927
100,000	Duke Energy Carolinas LLC,
	5.300%, 10/1/15	113,821
25,000	Exelon Corp., 4.900%, 6/15/15	26,937
520,000	Exelon Generation Co. LLC,
	5.200%, 10/1/19	571,216
115,000	Georgia Power Co., Ser Z,
	5.250%, 12/15/15	130,577
360,000	Metropolitan Edison Co.,
	7.700%, 1/15/19	455,483
20,000	Midamerican Energy Holdings Co.,
	5.750%, 4/1/18	23,080
11

Touchstone Intermediate Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 50.1% (Continued)

	Utilities — (Continued)
$310,000	Midamerican Energy Holdings Co.,
	Series D, 5.000%, 2/15/14	$333,080
550,000	NextEra Energy Capital Holdings, Inc.,
	2.550%, 11/15/13	559,542
125,000	NSTAR Electric Co., 4.875%, 4/15/14	134,825
180,000	Public Service Co. of Colorado, Ser 10,
	7.875%, 10/1/12	189,324
140,000	Public Service Electric & Gas Co., MTN,
	Ser C MTN, 5.375%, 9/1/13	150,285
130,000	Southern California Edison Co. Ser
	05-A, 5.000%, 1/15/16	148,070
100,000	TransCanada PipeLines Ltd.,
	4.875%, 1/15/15	110,094
		5,151,475

	Consumer Staples — 5.0%
250,000	Anheuser-Busch InBev Worldwide,
	Inc., 0.761%, 7/14/14(A)	248,795
275,000	Archer-Daniels-Midland Co.,
	5.450%, 3/15/18	326,101
200,000	Avon Products, Inc., 4.200%, 7/15/18	200,303
550,000	Coca-Cola Enterprises, Inc.,
	2.125%, 9/15/15	559,566
25,000	ConAgra Foods, Inc., 7.000%, 4/15/19	29,396
150,000	CostCo. Wholesale Corp.,
	5.500%, 3/15/17	179,158
25,000	CVS Caremark Corp., 6.600%, 3/15/19	30,473
500,000	General Mills, Inc., 5.200%, 3/17/15	556,996
35,000	General Mills, Inc., 5.650%, 2/15/19	41,534
500,000	Kimberly-Clark Corp., 6.125%, 8/1/17	611,595
329,000	Kraft Foods, Inc., 6.250%, 6/1/12	336,166
25,000	Kraft Foods, Inc., 6.500%, 8/11/17	29,739
30,000	Kroger Co. (The), 6.400%, 8/15/17	35,680
40,000	Procter & Gamble Co. (The),
	4.700%, 2/15/19	47,206
921,000	Safeway, Inc., 6.250%, 3/15/14	1,014,380
20,000	Safeway, Inc., 6.350%, 8/15/17	22,677
500,000	Sara Lee Corp., 3.875%, 6/15/13	516,198
120,000	SysCo. Corp., 4.200%, 2/12/13	124,482
		4,910,445

	Industrials — 4.7%
250,000	Canadian National Railway Co.,
	4.400%, 3/15/13	260,635
195,000	Caterpillar Financial Services Corp.
	MTN, 7.150%, 2/15/19	249,753
130,000	Dover Corp., 4.875%, 10/15/15	146,893
150,000	Emerson Electric Co.,
	5.000%, 12/15/14	166,170
150,000	General Dynamics Corp.,
	4.250%, 5/15/13	157,317
2,000,000	General Electric Capital Corp. MTN,
	3.350%, 10/17/16	2,082,798
275,000	General Electric Co., 5.250%, 12/6/17	315,635
140,000	Parker Hannifin Corp. MTN,
	5.500%, 5/15/18	164,628
150,000	Pitney Bowes, Inc., 3.875%, 6/15/13	155,013
500,000	Southwest Airlines Co., 6.500%, 3/1/12	504,012
250,000	United Parcel Service, Inc.,
	5.500%, 1/15/18	299,585
100,000	United Technologies Corp., 4.875%, 5/1/15	112,332
		4,614,771

	Energy — 4.3%
750,000	Anadarko Petroleum Corp.,
	6.375%, 9/15/17	869,351
225,000	Apache Corp., 6.250%, 4/15/12	228,370
800,000	Boardwalk Pipelines LP,
	5.750%, 9/15/19	884,491
500,000	ConoCophillips, 4.400%, 5/15/13	524,147
550,000	Energy Transfer Partners LP,
	6.700%, 7/1/18	610,184
650,000	Enterprise Products Operating LLC,
	Ser O, 9.750%, 1/31/14	750,844
320,000	Shell International Finance BV,
	4.000%, 3/21/14	343,949
25,000	Valero Energy Corp., 9.375%, 3/15/19	32,059
		4,243,395

	Health Care — 2.7%
150,000	Abbott Laboratories,
	5.600%, 11/30/17	179,123
205,000	Abbott Laboratories, 5.875%, 5/15/16	240,487
100,000	Aetna, Inc., 6.000%, 6/15/16	115,061
175,000	AstraZeneca PLC, 5.900%, 9/15/17	211,383
120,000	Baxter International, Inc.,
	5.900%, 9/1/16	142,845
500,000	Express Scripts, Inc., 3.125%, 5/15/16	502,772
150,000	Genentech, Inc., 4.750%, 7/15/15	167,316
230,000	Johnson & Johnson, 5.150%, 8/15/12	236,617
100,000	Medtronic, Inc., Ser B, 4.750%, 9/15/15	111,997
300,000	Pfizer, Inc., 6.200%, 3/15/19	370,172
115,000	UnitedHealth Group, Inc.,
	5.000%, 8/15/14	125,249
125,000	Wyeth, 5.450%, 4/1/17	146,436
120,000	Wyeth, 5.500%, 2/1/14	131,551
		2,681,009

	Information Technology — 2.5%
40,000	Dell, Inc., 5.875%, 6/15/19	46,973
250,000	Hewlett-Packard Co.,
	0.786%, 5/24/13(A)	247,539
200,000	International Business Machines Corp.,
	7.625%, 10/15/18	268,392
350,000	Motorola Solutions, Inc.,
	6.000%, 11/15/17	392,303
160,000	Oracle Corp., 3.750%, 7/8/14	172,076
235,000	Oracle Corp., 4.950%, 4/15/13	248,171
1,000,000	Xero Corp., 6.400%, 3/15/16	1,118,936
		2,494,390
12

Touchstone Intermediate Fixed Income Fund (Continued)

Principal Amount		Market Value

	Corporate Bonds — 50.1% (Continued)

	Telecommunication Services — 2.5%
$145,000	AT&T, Inc., 5.500%, 2/1/18	$167,842
110,000	AT&T, Inc., 5.625%, 6/15/16	126,188
75,000	AT&T, Inc., 5.875%, 8/15/12	77,425
140,000	BellSouth Corp., 5.200%, 9/15/14	154,769
550,000	Telefonica Emisiones SAU,
	2.582%, 4/26/13	536,688
305,000	Verizon Communications, Inc.,
	5.500%, 2/15/18	355,573
175,000	Verizon Global Funding Corp.,
	4.375%, 6/1/13	183,361
690,000	Vodafone Group PLC,
	3.375%, 11/24/15	728,288
100,000	Vodafone Group PLC, 5.625%, 2/27/17	116,113
		2,446,247

	Consumer Discretionary — 2.5%
250,000	Board of Trustees of The Leland
	Stanford Junior University (The),
	4.750%, 5/1/19	290,518
20,000	Comcast Corp., 5.875%, 2/15/18	23,125
235,000	Darden Restaurants, Inc.,
	4.500%, 10/15/21	241,105
500,000	Johnson Controls, Inc.,
	5.500%, 1/15/16	559,450
100,000	Lowe's Cos, Inc., 5.400%, 10/15/16	115,582
125,000	OmniCom Group, Inc.,
	5.900%, 4/15/16	138,986
185,000	Target Corp., 5.875%, 7/15/16	219,091
30,000	Time Warner Cable, Inc.,
	6.200%, 7/1/13	32,192
20,000	Time Warner Cable, Inc.,
	8.250%, 4/1/19	25,120
350,000	Wal-Mart Stores, Inc., 4.250%, 4/15/13	367,003
150,000	Wal-Mart Stores, Inc., 4.500%, 7/1/15	167,982
25,000	Wal-Mart Stores, Inc., 5.800%, 2/15/18	30,646
180,000	Walt Disney Co. (The), 5.500%, 3/15/19	217,032
		2,427,832

	Materials — 2.2%
260,000	Alcoa, Inc., 6.150%, 8/15/20	270,134
400,000	Dow Chemical Co. (The),
	4.850%, 8/15/12	409,230
740,000	Dow Chemical Co. (The),
	5.900%, 2/15/15	823,414
450,000	EI du Pont de Nemours & Co.,
	3.625%, 1/15/21	488,306
200,000	Praair, Inc., 5.375%, 11/1/16	233,521
		2,224,605
	Total Corporate Bonds	$49,511,298

	U.S. Treasury Obligations — 30.2%
400,000	U.S. Treasury Bond, 3.750%, 8/15/41	470,438
800,000	U.S. Treasury Bond, 8.750%, 5/15/17	1,127,500
500,000	U.S. Treasury Bond, 11.250%, 2/15/15	667,188
2,500,000	U.S. Treasury Inflation Indexed Bonds,
	0.500%, 4/15/15	2,732,930
2,500,000	U.S. Treasury Note, 0.125%, 12/31/13	2,493,750
1,500,000	U.S. Treasury Note, 1.000%, 8/31/16	1,516,407
3,950,000	U.S. Treasury Note, 1.250%, 10/31/15	4,051,219
350,000	U.S. Treasury Note, 1.375%, 1/15/13	354,348
100,000	U.S. Treasury Note, 1.375%, 11/30/18	100,344
170,000	U.S. Treasury Note, 1.750%, 3/31/14	175,565
1,500,000	U.S. Treasury Note, 1.875%, 2/28/14	1,551,093
10,525,000	U.S. Treasury Note, 2.125%, 8/15/21	10,794,703
500,000	U.S. Treasury Note, 2.750%, 10/31/13	522,636
3,000,000	U.S. Treasury Note, 4.250%, 11/15/14	3,330,936
	Total U.S. Treasury Obligations	$29,889,057

	U.S. Government Mortgage-Backed Obligations — 9.7%
2,768,630	FHLMC, Pool #C03490, 4.500%, 8/1/40	2,935,431
2,330,367	FHLMC, Pool #G06087, 5.000%, 9/1/40	2,506,683
3,902,869	FNMA, Pool #AE5440, 4.500%, 10/1/40	4,156,477
	Total U.S. Government Mortgage-Backed Obligations	$9,598,591

	U.S. Government Agency Obligations — 5.3%
2,500,000	FFCB, 1.750%, 2/21/13	2,538,305
340,000	FFCB, 5.125%, 8/25/16	401,738
465,000	FHLB, 5.000%, 12/21/15	537,470
275,000	FHLB, 5.375%, 5/18/16	326,148
400,000	FHLMC, 4.500%, 1/15/14	431,989
400,000	FHLMC, 5.125%, 10/18/16	472,957
250,000	FNMA, 2.500%, 5/15/14	260,921
150,000	FNMA, 4.125%, 4/15/14	162,308
125,000	FNMA, 4.625%, 10/15/13	134,424
	Total U.S. Government Agency Obligations	$5,266,260

	Sovereign Government Obligations — 2.4%
100,000	Asian Development Bank MTN,
	4.500%, 9/4/12	102,579
500,000	Chile Government International Bond,
	5.500%, 1/15/13	523,255
200,000	Deutsche Bank AG/London,
	6.000%, 9/1/17	223,358
250,000	Export-Import Bank of Korea,
	5.500%, 10/17/12	255,790
180,000	Hydro Quebec, 7.500%, 4/1/16	221,397
125,000	Korea Development Bank,
	5.500%, 11/13/12	128,213
110,000	Korea Electric Power Corp.,
	7.750%, 4/1/13	117,009
250,000	Province of Ontario Canada,
	4.750%, 1/19/16	281,344
200,000	Province of Quebec Canada,
	4.600%, 5/26/15	222,564
225,000	Republic of Korea, 4.875%, 9/22/14	242,009
	Total Sovereign Government Obligations	$2,317,518
13

Touchstone Intermediate Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Security — 0.5%
$450,000	Citigroup Commercial Mortgage Trust,
	Ser 2006-C5, Class A4,
	5.431%, 10/15/49	$499,830

	Investment Fund — 3.7%
3,657,243	Touchstone Institutional Money Market Fund^	3,657,243

	Total Investment Securities — 101.9%
	(Cost $96,475,078)	$100,739,797

	Liabilities in Excess of Other Assets — (1.9%)	(1,847,321)

	Net Assets — 100.0%	$98,892,476

(A)   Variable rate security - the rate reflected is the rate in effect as of December 31, 2011.

^      Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

The issuers and/or sponsors of certain asset-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

Portfolio Abbreviations:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

MTN - Medium Term Note

LLC - Limited Liability Company

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Security	$—	$499,830	$—	$499,830
Corporate Bonds	—	49,511,298	—	49,511,298
Investment Fund	3,657,243	—	—	3,657,243
Sovereign Government Obligations	—	2,317,518	—	2,317,518
U.S. Government Agency Obligations	—	5,266,260	—	5,266,260
U.S. Government Mortgage-Backed Obligations	—	9,598,591	—	9,598,591
U.S. Treasury Obligations	—	29,889,057	—	29,889,057
				$100,739,797

See accompanying Notes to Portfolios of Investments.

14

Portfolio of Investments

Touchstone International Fixed Income Fund – December 31, 2011 (Unaudited)

Principal		Market
Amount		Value

	Sovereign Government Obligations — 48.4%
$150,000	Austria Government Bond,
	3.200%, 2/20/17	$202,679
270,000	Austria Government Bond,
	4.150%, 3/15/37	394,001
250,000	Belgium Government Bond, Ser 56,
	3.500%, 3/28/15	330,004
400,000	Brazilian Government International
	Bond, 12.500%, 1/5/22	274,494
150,000	Bundesrepublik Deutschland, Ser 03,
	4.750%, 7/4/34	269,055
270,000	Canadian Government Bond,
	5.000%, 6/1/14	290,328
10,000,000	Development Bank of Japan,
	1.400%, 6/20/12	130,494
16,000,000	Development Bank of Japan,
	1.700%, 9/20/22	218,689
150,000	Finland Government Bond,
	1.750%, 4/15/16	199,146
250,000	France Government Bond OAT,
	5.000%, 10/25/16	366,974
170,000	Italy Buoni Poliennali Del Tesoro,
	3.000%, 4/15/15	202,794
172,000	Italy Buoni Poliennali Del Tesoro,
	4.750%, 8/1/23	182,652
1,400,000	Italy Buoni Poliennali Del Tesoro
	Coupon Strip, 0.000%, 5/1/29	502,514
1,900,000	Mexican Bonos, Ser M10,
	7.750%, 12/14/17	149,200
2,000,000	Mexican Bonos, Ser M20,
	10.000%, 12/5/24	184,356
300,000	Netherlands Government Bond,
	1.750%, 1/15/13	394,681
200,000	Netherlands Government Bond,
	2.500%, 1/15/17	271,932
1,500,000	South Africa Government Bond, Ser
	R207, 7.250%, 1/15/20	178,661
660,000	South Africa Government Bond, Ser
	R211, 2.500%, 1/31/17	94,389
3,000,000	Sweden Government Bond, Ser 1049,
	4.500%, 8/12/15	491,060
60,000	United Kingdom Gilt, 8.000%, 12/7/15	119,800
	Total Sovereign Government Obligations	$5,447,903

	Corporate Bonds — 53.6%

	Financials — 43.2%
20,000,000	Asian Development Bank,
	2.350%, 6/21/27	289,104
41,000,000	Bayerische Landesbank,
	1.400%, 4/22/13	535,425
38,000,000	Eksportfinans ASA, 1.600%, 3/20/14	427,698
200,000	European Financial Stability Facility,
	2.750%, 7/18/16	266,152
10,000,000	European Investment Bank,
	2.150%, 1/18/27	129,836
115,000	European Union, 2.750%, 9/21/21	146,607
85,000	European Union, 3.500%, 6/4/21	115,763
100,000	HGI Group Ltd., 6.500%, 5/2/12	155,484
50,000	International Power Finance Jersey II
	Ltd., 3.250%, 7/20/13	71,442
50,000	International Power Finance Jersey III
	Ltd., 4.750%, 6/5/15	67,754
30,000,000	Japan Finance Organization for
	Municipalities, 1.550%, 2/21/12	390,252
100,000	Kreditanstalt fuer Wiederaufbau,
	1.500%, 7/30/14	142,561
10,000,000	Kreditanstalt fuer Wiederaufbau,
	2.600%, 6/20/37	146,049
100,000	Kreditanstalt fuer Wiederaufbau,
	3.250%, 6/27/13	132,596
150,000	Kreditanstalt fuer Wiederaufbau,
	3.375%, 1/18/21	208,788
1,650,000,000	Kreditanstalt fuer Wiederaufbau,
	7.500%, 7/17/12	182,223
41,000,000	Landwirtschaftliche Rentenbank,
	1.375%, 4/25/13	540,008
100,000	LCR Finance PLC, 4.500%, 12/7/28	182,353
400,000	Merrill Lynch & Co., Inc.,
	1.840%, 5/30/14(A)	447,245
1,000,000	Stadshypotek AB, Ser 1576,
	6.000%, 3/18/15	161,711
100,000	Swedbank Hypotek AB,
	2.500%, 1/21/13	130,719
		4,869,770

	Industrials — 5.8%
1,100,000	China Petroleum & Chemical Corp.,
	0.000%, 4/24/14	162,169
100,000	Industrivarden AB, 2.500%, 2/27/15	136,219
100,000	Rexel SA, 7.000%, 12/17/18	125,542
200,000	Xefin Lu SCA, 8.000%, 6/1/18	232,964
		656,894

	Consumer Discretionary — 1.8%
100,000	WPP PLC, 5.750%, 5/19/14	198,006

	Telecommunication Services — 1.3%
100,000	OTE PLC, 7.250%, 4/8/14	86,417
50,000	Ziggo Finance BV, 6.125%, 11/15/17	65,359
		151,776

	Information Technology — 0.9%
200,000	Cap Gemini SA, 3.500%, 1/1/14	95,800

	Materials — 0.6%
50,000	Smurfit Kappa Funding PLC,
	7.750%, 4/1/15	65,359
	Total Corporate Bonds	$6,037,605

	Investment Fund — 1.1%
127,283	Touchstone Institutional Money
	Market Fund^	127,283
15

Touchstone International Fixed Income Fund (Continued)

Market
Value
Total Investment Securities — 103.1%
(Cost $12,056,428)	$11,612,791

Liabilities in Excess of Other Assets — (3.1%)	(346,467)

Net Assets — 100.0%	$11,266,324

(A)	Variable rate security - the rate reflected is the rate in effect as of December 31, 2011.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

PLC - Public Limited Company

Reg S - Security sold outside United States without registration under the Securities Act of 1933,

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$6,037,605	$—	$6,037,605
Investment Fund	127,283	—	—	127,283
Sovereign Government Obligations	—	5,447,903	—	5,447,903
				$11,612,791

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Currency Contracts	$—	$63,453	$—	$63,453

* Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation.

16

Touchstone International Fixed Income Fund (Continued)

Forward Foreign Currency Exchange Contracts

						Unrealized
		Contract to				Appreciation/
Counterparty	Value Date	Receive		Deliver		(Depreciation)
Brown Brothers
Harriman	01/05/2012	USD	185,496	CAD	189,000	$244
Brown Brothers
Harriman	01/05/2012	USD	908,598	EUR	702,000	36,714
Brown Brothers
Harriman	01/05/2012	USD	496,929	GBP	320,000	6,215
Brown Brothers
Harriman	01/05/2012	USD	183,140	ZAR	1,480,000	(1,261)
Brown Brothers
Harriman	01/12/2012	AUD	226,000	CAD	229,600	5,434
Brown Brothers
Harriman	01/12/2012	AUD	260,000	GBP	163,500	11,596
Brown Brothers
Harriman	01/12/2012	CAD	200,000	CHF	176,100	8,689
Brown Brothers
Harriman	01/12/2012	CHF	100,000	EUR	82,200	(78)
Brown Brothers
Harriman	01/12/2012	CHF	170,000	JPY	14,302,100	(4,823)
Brown Brothers
Harriman	01/12/2012	COP	416,836,200	JPY	16,407,000	2,284
Brown Brothers
Harriman	01/12/2012	EUR	540,000	JPY	56,166,800	(30,914)
Brown Brothers
Harriman	01/12/2012	EUR	179,000	NOK	1,403,400	(2,860)
Brown Brothers
Harriman	01/12/2012	GBP	300,000	JPY	36,206,300	(4,64)
Brown Brothers
Harriman	01/12/2012	GBP	125,000	SEK	1,315,300	3,116
Brown Brothers
Harriman	01/12/2012	HKD	1,594,000	USD	205,245	221
Brown Brothers
Harriman	01/12/2012	HKD	1,500,000	EUR	142,000	9,379
Brown Brothers
Harriman	01/12/2012	IDR	1,350,000,000	USD	148,677	489
Brown Brothers
Harriman	01/12/2012	JPY	135,874,100	USD	1,765,642	(4,358)
Brown Brothers
Harriman	01/12/2012	JPY	36,556,900	AUD	486,000	(21,231)
Brown Brothers
Harriman	01/12/2012	JPY	57,655,800	EUR	540,000	50,264
Brown Brothers
Harriman	01/12/2012	JPY	42,941,800	GBP	359,000	558
Brown Brothers
Harriman	01/12/2012	JPY	29,093,200	NZD	492,000	(4,541)
Brown Brothers
Harriman	01/12/2012	JPY	33,000,000	SEK	2,901,600	7,504
17

Touchstone International Fixed Income Fund (Continued)

						Unrealized
		Contract to				Appreciation/
Counterparty	Value Date	Receive		Deliver		(Depreciation)
Brown Brothers
Harriman	01/12/2012	KRW	167,000,000	USD	144,821	$3,055
Brown Brothers
Harriman	01/12/2012	MXN	228,600	USD	16,365	(635)
Brown Brothers
Harriman	01/12/2012	MXN	5,000,000	JPY	28,015,500	(6,173)
Brown Brothers
Harriman	01/12/2012	MYR	476,000	USD	150,014	(963)
Brown Brothers
Harriman	01/12/2012	NOK	1,400,900	EUR	179,000	2,426
Brown Brothers
Harriman	01/12/2012	NZD	387,500	USD	301,333	1,333
Brown Brothers
Harriman	01/12/2012	NZD	492,000	JPY	30,012,000	(7,398)
Brown Brothers
Harriman	01/12/2012	PLN	873,300	EUR	200,000	(6,135)
Brown Brothers
Harriman	01/12/2012	USD	194,154	EUR	150,000	9,640
Brown Brothers
Harriman	01/12/2012	USD	150,014	MYR	476,000	310
						$63,453

See accompanying Notes to Portfolios of Investments.

18

Portfolio of Investments

Touchstone Large Cap Relative Value Fund – December 31, 2011 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.6%

Financials — 18.9%
Aflac, Inc.	2,500	$108,150
Bank of America Corp.	8,800	48,928
Boston Properties, Inc. REIT	1,400	139,440
Chubb Corp. (The)	2,600	179,972
Goldman Sachs Group, Inc. (The)	1,500	135,645
JPMorgan Chase & Co.	4,200	139,650
Morgan Stanley	5,800	87,754
Northern Trust Corp.	3,500	138,810
Travelers Cos, Inc. (The)	3,000	177,510
Wells Fargo & Co.	6,500	179,140
		1,334,999

Consumer Discretionary — 16.0%
Carnival Corp.	2,500	81,600
Comcast Corp. - Class A	5,400	128,034
Darden Restaurants, Inc.	3,900	177,762
Johnson Controls, Inc.	4,200	131,292
Target Corp.	1,800	92,196
TJX Cos, Inc.	3,500	225,925
Walt Disney Co. (The)	3,700	138,750
Yum! Brands, Inc.	2,600	153,426
		1,128,985

Energy — 15.4%
Apache Corp.	1,200	108,696
Chesapeake Energy Corp.	2,900	64,641
Devon Energy Corp.	2,100	130,200
Exxon Mobil Corp.	2,864	242,753
Newfield Exploration Co.*	1,700	64,141
Occidental Petroleum Corp.	2,900	271,730
Schlumberger Ltd.	2,100	143,451
Transocean Ltd. (Switzerland)	1,600	61,424
		1,087,036

Information Technology — 14.4%
Automatic Data Processing, Inc.	2,700	145,827
Corning, Inc.	8,400	109,032
Flextronics International Ltd.
(Singapore)*	24,800	140,368
Intel Corp.	9,500	230,375
International Business Machines Corp.	1,500	275,820
Xero Corp.	13,800	109,848
		1,011,270

Industrials — 13.5%
Boeing Co. (The)	2,300	168,705
Cummins, Inc.	2,900	255,258
General Dynamics Corp.	2,600	172,666
Norfolk Southern Corp.	2,400	174,864
Union Pacific Corp.	1,700	180,098
		951,591
Health Care — 7.6%
CR Bard, Inc.	800	68,400
Express Scripts, Inc.*	4,100	183,229
UnitedHealth Group, Inc.	2,900	146,972
WellPoint, Inc.	2,100	139,125
		537,726

Utilities — 5.3%
Duke Energy Corp.	4,200	92,400
Exelon Corp.	2,700	117,099
Southern Co. (The)	3,500	162,015
		371,514

Materials — 2.9%
Freeport-McMoRan Copper & Gold, Inc.	5,600	206,024

Telecommunication Services — 2.7%
American Tower Corp. - Class A	3,200	192,032

Consumer Staples — 1.9%
Kimberly-Clark Corp.	1,800	132,408
Total Common Stocks		$6,953,585

Investment Fund — 1.5%
Touchstone Institutional Money Market
Fund^	107,309	107,309

Total Investment Securities — 100.1%
(Cost $7,026,856)		$7,060,894

Liabilities in Excess of Other Assets — (0.1%)		(10,559)

Net Assets — 100.0%		$7,050,335

*	Non-income producing security.
^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

19

Touchstone Large Cap Relative Value Fund (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$6,953,585	$—	$—	$6,953,585
Investment
Fund	107,309	—	—	107,309
				$7,060,894

See accompanying notes to Portfolios of Investments.

20

Portfolio of Investments

Touchstone Market Neutral Equity Fund – December 31, 2011 (Unaudited)

		Market
	Shares	Value

Common Stocks — 87.8%

Information Technology — 20.2%
Activision Blizzard, Inc.	38,900	$479,248
Actuate Corp.*	30,400	178,144
Alliance Data Systems Corp.*	1,200	124,608
Amdocs Ltd.	11,600	330,948
BMC Software, Inc.*	9,800	321,244
CA, Inc.	18,500	373,978
CACI International, Inc. - Class A*	8,600	480,912
CGI Group, Inc. - Class A*	8,300	156,455
Comtech TeleCommunications Corp.	9,000	257,580
Emulex Corp.*	21,800	149,548
EPIQ Systems, Inc.	13,000	156,260
F5 Networks, Inc.*	1,500	159,180
Factset Research Systems, Inc.	700	61,096
Global Payments, Inc.	4,500	213,210
IAC/InterActiveCorp	7,300	310,980
Imation Corp.*	27,600	158,148
Intel Corp.	10,900	264,325
LSI Corp.*	51,900	308,805
Micrel, Inc.	7,400	74,814
Microsoft Corp.	3,300	85,668
Monolithic Power Systems, Inc.*	15,500	233,585
MTS Systems Corp.	4,700	191,525
Net 1 UEPS Technologies, Inc.*	24,100	184,847
NeuStar, Inc. - Class A*	9,900	338,283
Plantronics, Inc.	5,700	203,148
Quest Software, Inc.*	26,300	489,180
SAIC, Inc.*	10,800	132,732
Symantec Corp.*	27,200	425,680
Synopsys, Inc.*	6,000	163,200
THQ, Inc.*	91,100	69,236
Total System Services, Inc.	16,500	322,740
Tyler Technologies, Inc.*	7,400	222,814
Unisys Corp.*	16,700	329,157
United Online, Inc.	75,900	412,896
Websense, Inc.*	23,100	432,663
Western Union Co. (The)	7,700	140,602
XO Group, Inc.*	27,100	226,014
Xyrate Ltd.	21,700	289,044
		9,452,497

Consumer Discretionary — 16.9%
Aaron's, Inc.	6,000	160,080
Aeropostale, Inc.*	23,900	364,475
American Public Education, Inc.*	3,900	168,792
Ameristar Casinos, Inc.	6,800	117,572
ANN, Inc.*	6,100	151,158
Apollo Group, Inc. - Class A*	4,400	237,028
AutoZone, Inc.*	700	227,479
Bally Technologies, Inc.*	6,500	257,140
Bebe Stores, Inc.	18,300	152,439
Capella Education Co.*	10,500	378,525
Coach, Inc.	6,600	402,864
Coinstar, Inc.*	3,100	141,484
DIRECTV - Class A*	8,500	363,460
Discovery Communications, Inc - Class
A*	3,300	135,201
Goodyear Tire & Rubber Co. (The)*	16,400	232,388
Grand Canyon Education, Inc.*	8,200	130,872
H&R Block, Inc.	8,900	145,337
International Game Technology	9,000	154,800
Interval Leisure Group, Inc.*	18,500	251,785
ITT Educational Services, Inc.*	2,600	147,914
Kirkland's, Inc.*	26,100	347,130
Ltd Brands, Inc.	3,900	157,365
Movado Group, Inc.	10,700	194,419
Papa John's International, Inc.*	7,500	282,600
PetMed Express, Inc.	34,300	356,034
RadioShack Corp.	13,500	131,085
Ralph Lauren Corp.	2,500	345,200
Scholastic Corp.	6,700	200,799
Standard Motor Products, Inc.	7,500	150,375
Strayer Education, Inc.	4,700	456,793
Sturm Ruger & Co., Inc.	5,200	173,992
True Religion Apparel, Inc.*	7,700	266,266
Wyndham Worldwide Corp.	13,800	522,054
		7,904,905

Health Care — 12.8%
Aetna, Inc.	9,300	392,367
Align Technology, Inc.*	5,600	132,860
Allos Therapeutics, Inc.*	161,100	228,762
AMAG Pharmaceuticals, Inc.*	6,400	121,024
AmerisourceBergen Corp.	9,100	338,429
Analogic Corp.	2,700	154,764
Auxilium Pharmaceuticals, Inc.*	9,800	195,314
Charles River Laboratories International,
Inc.*	14,900	407,217
Chemed Corp.	4,200	215,082
CIGNA Corp.	4,300	180,600
Community Health Systems, Inc.*	15,600	272,220
Greatbatch, Inc.*	13,200	291,720
Health Net, Inc.*	11,700	355,914
Healthways, Inc.*	21,600	148,176
Hi-Tech Pharmacal Co., Inc.*	3,300	128,337
Immunomedics, Inc.*	39,600	131,868
Intuitive Surgical, Inc.*	300	138,903
Kensey Nash Corp*	6,500	124,735
Magellan Health Services, Inc.*	5,000	247,350
McKesson Corp.	2,500	194,775
MedCo. Health Solutions, Inc.*	2,300	128,570
Myriad Genetics, Inc.*	15,900	332,946
Nordion, Inc.	24,400	203,984
PDL BioPharma, Inc.	19,000	117,800
QLT, Inc.*	19,800	142,560
Thoratec Corp.*	6,200	208,072
Warner Chilcott PLC - Class A*	8,200	124,066
WellPoint, Inc.	4,300	284,875
XenoPort, Inc.*	18,400	70,104
		6,013,394

Financials — 10.5%
Ace Ltd.	3,400	238,408
Artio Global Investors, Inc.	30,600	149,328
21

Portfolio of Investments

Touchstone Market Neutral Equity Fund (Continued)

		Market
	Shares	Value

Common Stocks — (87.8%) (Continued)

Financials — (Continued)
Banco Latinoamericano De Comerico
Exterior SA - Class E	18,700	300,135
Chemical Financial Corp.	8,900	189,748
City Holding Co.	6,100	206,729
Columbia Banking System, Inc.	13,000	250,510
Erie Indemnity Co. - Class A	2,400	187,584
Fifth Third Bancorp	13,500	171,720
First Citizens BancShares, Inc. - Class A	500	87,495
Hanover Insurance Group, Inc. (The)	3,700	129,315
Huntington Bancshares, Inc.	37,400	205,326
Interactive Brokers Group, Inc. - Class A	9,500	141,930
Janus Capital Group, Inc.	23,100	145,761
KeyCorp	39,200	301,448
Meadowbrook Insurance Group, Inc.	10,300	110,004
Moody's Corp.	3,600	121,248
NASDAQ OMX Group, Inc. (The)*	3,800	93,138
National Health Investors, Inc. REIT	6,900	303,462
Old National BanCorp	15,400	179,410
PNC Financial Services Group, Inc.	2,500	144,175
Popular, Inc.*	58,100	80,759
PS Business Parks, Inc. REIT	4,500	249,435
Public Storage REIT	1,300	174,798
T Rowe Price Group, Inc.	4,300	244,885
Umpqua Holdings Corp.	19,400	240,366
Washington Federal, Inc.	21,100	295,189
		4,942,306

Industrials — 9.1%
Alliant Techsystems, Inc.	5,400	308,664
Apogee Enterprises, Inc.	14,000	171,640
Applied Industrial Technologies, Inc.	8,500	298,945
Chicago Bridge & Iron Co. NV	3,700	139,860
Comfort Systems USA, Inc.	18,200	195,104
Copart, Inc.*	7,300	349,597
Delta Air Lines, Inc.*	15,200	122,968
Foster Wheeler AG	8,300	158,862
JB Hunt Transport Services, Inc.	4,300	193,801
Kansas City Southern*	3,100	210,831
KBR, Inc.	4,900	136,563
Lockheed Martin Corp.	3,300	266,970
Meritor, Inc.*	26,400	140,448
Raytheon Co.	3,300	159,654
Simpson Manufacturing Co., Inc.	6,700	225,522
Toro Co.	8,100	491,346
URS Corp.*	4,000	140,480
Verisk Analytics, Inc. - Class A*	6,900	276,897
Werner Enterprises, Inc.	10,600	255,460
		4,243,612

Energy — 9.0%
Chevron Corp.	2,000	212,800
ConocoPhillips	3,500	255,045
Dawson Geophysical Co.*	4,500	177,885
Exxon Mobil Corp.	3,100	262,756
Gulf Island Fabrication, Inc.	5,100	148,971
Hess Corp.	4,100	232,880
Marathon Oil Corp.	6,300	184,401
Marathon Petroleum Corp.	3,150	104,864
Matrix Service Co.*	16,400	154,816
Murphy Oil Corp.	6,700	373,458
Oceaneering International, Inc.	5,200	239,876
Patterson-UTI Energy, Inc.	15,400	307,692
Sunoco., Inc.	8,700	356,874
Tesoro Corp.*	6,800	158,848
Tetra Technologies, Inc.*	19,800	184,932
Unit Corp*	7,100	329,440
VaalCo. Energy, Inc.*	33,600	202,944
Valero Energy Corp.	16,100	338,905
		4,227,387

Materials — 4.3%
Airgas, Inc.	4,500	351,360
Compass Minerals International, Inc.	5,000	344,250
Cytec Industries, Inc.	3,600	160,740
Eastman Chemical Co.	4,800	187,488
Freeport-McMoRan Copper & Gold, Inc.	7,600	279,604
HB Fuller Co.	5,900	136,349
Minerals Technologies, Inc.	2,600	146,978
Myers Industries, Inc.	21,100	260,374
Schweitzer-Mauduit International, Inc.	2,400	159,504
		2,026,647

Utilities — 2.9%
Alliant Energy Corp.	5,900	260,249
China Natural Gas, Inc.*	9,400	18,048
Edison International	6,600	273,240
Entergy Corp.	4,800	350,640
Public Service Enterprise Group, Inc.	4,600	151,846
Sempra Energy	5,800	319,000
		1,373,023

Consumer Staples — 1.3%
Cal-Maine Foods, Inc.	2,800	102,396
Casey's General Stores, Inc.	3,700	190,587
Dr Pepper Snapple Group, Inc.	4,200	165,816
Herbalife Ltd.	3,200	165,344
		624,143

Telecommunication Services — 0.8%
Cbeyond, Inc.*	16,600	132,966
Neutral Tandem, Inc.*	22,000	235,180
		368,146
Total Common Stocks		$41,176,060

Investment Fund — 2.6%
Touchstone Institutional Money Market
Fund^	1,229,561	1,229,561

Total Long Positions (Cost $40,108,622)		$42,405,621

Securities Sold Short — (87.7%)
22

Touchstone Market Neutral Equity Fund (Continued)

		Market
	Shares	Value

Common Stocks — (87.7%)

Information Technology — (17.5%)
AOL, Inc.*	(13,000)	$(196,300)
Aruba Networks, Inc.*	(5,500)	(101,860)
Aspen Technology, Inc.*	(23,100)	(400,785)
Avid Technology, Inc.*	(34,600)	(295,138)
BroadSoft, Inc.*	(9,800)	(295,960)
Cabot Microelectronics Corp.*	(3,800)	(179,550)
Cavium, Inc.*	(16,400)	(466,252)
Citrix Systems, Inc.*	(1,900)	(115,368)
Cognizant Technology Solutions Corp. -
Class A*	(2,700)	(173,637)
comScore, Inc.*	(13,400)	(284,080)
Concur Technologies, Inc.*	(3,200)	(162,528)
Cree, Inc.*	(2,000)	(44,080)
EchoStar Corp.*	(16,100)	(337,134)
Electronic Arts, Inc.*	(6,100)	(125,660)
First Solar, Inc.*	(2,600)	(87,776)
Fortinet, Inc.*	(9,300)	(202,833)
Informatica Corp.*	(5,300)	(195,729)
Kemet Corp.*	(16,700)	(117,735)
Limelight Networks, Inc.*	(117,900)	(348,984)
LogMeIn, Inc.*	(4,100)	(158,055)
Microchip Technology, Inc.	(13,600)	(498,168)
National Instruments Corp.	(8,600)	(223,170)
NetSuite, Inc.*	(6,900)	(279,795)
Omnivision Technologies, Inc.*	(11,800)	(144,373)
Pegasystems, Inc.	(7,900)	(232,260)
Rosetta Stone, Inc.*	(32,700)	(249,501)
Salesforce.com, Inc.*	(2,900)	(294,234)
Sina Corp.	(2,200)	(114,400)
Smith Micro Software, Inc.*	(7,000)	(7,910)
Sourcefire, Inc.*	(4,600)	(148,948)
Sycamore Networks, Inc.*	(9,500)	(170,050)
Synchronoss Technologies, Inc.*	(6,100)	(184,281)
TiVo, Inc.*	(13,700)	(122,889)
TriQuint SemiConductor, Inc.*	(22,500)	(109,575)
Ultimate Software Group, Inc.*	(6,900)	(449,328)
Universal Display Corp.*	(5,700)	(209,133)
Viasat, Inc.*	(7,300)	(336,676)
VMware, Inc. - Class A*	(1,600)	(133,104)
		(8,197,239)

Consumer Discretionary — (15.1%)
Amazon.com, Inc.*	(1,100)	(190,410)
Brown Shoe Co., Inc.	(22,000)	(195,800)
Cabela's, Inc.*	(6,600)	(167,772)
Callaway Golf Co.	(23,000)	(127,190)
Caribou Coffee Co., Inc.*	(12,200)	(170,190)
CarMax, Inc.*	(16,500)	(502,920)
Carnival Corp.	(9,100)	(297,024)
Darden Restaurants, Inc.	(3,100)	(141,298)
DreamWorks Animation SKG, Inc. - Class
A*	(9,300)	(154,334)
Gaylord Entertainment Co.*	(3,800)	(91,732)
G-III Apparel Group Ltd.*	(5,700)	(141,987)
Gildan Activewear, Inc.	(6,600)	(124,014)
Hanesbrands, Inc.*	(12,100)	(264,506)
Iconix Brand Group, Inc.*	(16,200)	(263,898)
Imax Corp.*	(7,400)	(135,642)
International Speedway Corp. - Class A	(12,100)	(306,735)
Johnson Controls, Inc.	(3,800)	(118,788)
K12, Inc.*	(24,900)	(446,706)
MDC Holdings, Inc.	(14,300)	(252,109)
Meritage Homes Corp.*	(9,900)	(229,581)
Monro Muffler Brake, Inc.	(4,700)	(182,313)
Netflix, Inc.*	(2,500)	(173,225)
Orient- Express Hotels Ltd. - Class A*	(9,500)	(70,965)
Perry Ellis International, Inc.*	(19,100)	(271,602)
Royal Caribbean Cruises Ltd.	(6,300)	(156,051)
Ruby Tuesday, Inc.*	(31,900)	(220,110)
Ryland Group, Inc. (The)	(20,900)	(329,384)
Skechers U.S.A., Inc. - Class A*	(11,100)	(134,532)
Standard Pacific Corp.*	(50,800)	(161,544)
Stein Mart, Inc.*	(34,400)	(234,264)
Superior Industries International, Inc.	(15,500)	(256,370)
Tim Hortons, Inc.	(8,900)	(430,938)
Vail Resorts, Inc.	(3,400)	(144,024)
		(7,087,958)

Health Care — (12.6%)
Brookdale Senior Living, Inc.*	(20,900)	(363,451)
Cerner Corp.*	(5,400)	(330,750)
Computer Programs & Systems, Inc.	(3,100)	(158,441)
Conceptus, Inc.*	(24,800)	(313,472)
DENTSPLY International, Inc.	(3,700)	(129,463)
DexCom, Inc.*	(22,400)	(208,544)
Edwards Lifesciences Corp*	(4,200)	(296,940)
Emeritus Corp.*	(23,500)	(411,485)
HealthSouth Corp.*	(19,400)	(342,798)
HeartWare International, Inc.*	(4,700)	(324,300)
HMS Holdings Corp.*	(9,000)	(287,820)
Illumina, Inc.*	(6,700)	(204,216)
Integra LifeSciences Holdings Corp.*	(8,500)	(262,055)
IPC The Hospitalist Co., Inc.*	(8,300)	(379,476)
Landauer, Inc.	(5,300)	(272,950)
Merit Medical Systems, Inc.*	(7,100)	(94,998)
Mettler-Toledo International, Inc.*	(1,600)	(236,336)
NuVasive, Inc.*	(11,800)	(148,562)
Optimer Pharmaceuticals, Inc.*	(16,900)	(206,856)
Perrigo Co.	(2,200)	(214,060)
Quality Systems, Inc.	(5,100)	(188,649)
SIGA Technologies, Inc.*	(23,800)	(59,976)
Theravance, Inc.*	(9,300)	(205,530)
Thermo Fisher Scientific, Inc.*	(5,600)	(251,832)
		(5,892,960)

Financials — (11.8%)
Brookfield Asset Management, Inc. -
Class A	(6,300)	(173,124)
Capitol Federal Financial, Inc.	(28,200)	(325,428)
Cincinnati Financial Corp.	(9,300)	(283,278)
Community Bank System, Inc.	(8,700)	(241,860)
Corporate Office Properties Trust, REIT	(8,100)	(172,206)
Cullen/Frost Bankers, Inc.	(3,300)	(174,603)
23

Touchstone Market Neutral Equity Fund (Continued)

		Market
	Shares	Value

Common Stocks — (87.7%) (Continued)

Financials — (Continued)
First Financial Bankshares, Inc.	(300)	$(10,029)
Flagstone Reinsurance Holdings SA	(30,300)	(251,187)
Glacier Bancorp, Inc.	(21,400)	(257,442)
Hudson City BanCorp., Inc.	(21,900)	(136,875)
Iberiabank Corp.	(5,900)	(290,870)
KBW, Inc.	(19,100)	(289,938)
Markel Corp.*	(300)	(124,401)
National Retail Properties, Inc., REIT	(11,100)	(292,818)
New York Community BanCorp, Inc.	(14,700)	(181,839)
Old Republic International Corp.	(51,800)	(480,186)
Park National Corp.	(2,700)	(175,662)
Piper Jaffray Cos.*	(6,800)	(137,360)
Plum Creek Timber Co., Inc., REIT	(5,700)	(208,392)
Stifel Financial Corp.*	(2,500)	(80,125)
TCF Financial Corp.	(12,400)	(127,968)
United Bankshares, Inc.	(4,700)	(132,869)
United Community Banks, Inc.*	(17,500)	(122,325)
Valley National Bancorp	(40,600)	(502,222)
Weyerhaeuser Co., REIT	(13,700)	(255,779)
Wintrust Financial Corp.	(3,300)	(92,565)
		(5,521,351)

Industrials — (11.4%)
3D Systems Corp.*	(8,000)	(115,200)
ABM Industries, Inc.	(15,200)	(313,424)
Advisory Board Co. (The)*	(3,500)	(259,735)
Alexander & Baldwin, Inc.	(4,700)	(191,854)
Avery Dennison Corp.	(6,600)	(189,288)
Canadian Pacific Railway Ltd.	(6,300)	(426,321)
DigitalGlobe, Inc.*	(13,300)	(227,563)
General Electric Co.	(5,500)	(98,505)
Geo Group, Inc. (The)*	(15,500)	(259,625)
IHS, Inc. - Class A*	(4,100)	(353,256)
Interface, Inc. - Class A	(20,700)	(238,878)
KAR Auction Services, Inc.*	(12,600)	(170,100)
Mobile Mini, Inc.*	(20,000)	(349,000)
Mueller Industries, Inc.	(8,200)	(315,044)
Pall Corp.	(2,100)	(120,015)
Precision Castparts Corp.	(2,200)	(362,538)
Ritchie Bros Auctioneers, Inc.	(13,200)	(291,456)
SkyWest, Inc.	(10,600)	(133,454)
Stericycle, Inc.*	(2,900)	(225,968)
UTI Worldwide Inc.	(12,300)	(163,467)
Waste Management, Inc.	(10,200)	(333,642)
Westport Innovations, Inc.*	(6,000)	(199,440)
		(5,337,773)

Energy — (9.3%)
Abraxas Petroleum Corp.*	(27,600)	(91,080)
Carrizo Oil & Gas, Inc.*	(11,900)	(313,565)
Cimarex Energy Co.	(1,700)	(105,230)
Cobalt International Energy, Inc.*	(30,100)	(467,152)
Continental Resources, Inc.*	(1,900)	(126,749)
Enbridge, Inc.	(4,000)	(149,640)
Encana Corp.	(7,700)	(142,681)
EXCO Resources, Inc.	(24,900)	(260,205)
Forest Oil Corp.*	(16,700)	(226,285)
Golar LNG Ltd	(3,000)	(133,350)
Gulfport Energy Corp.*	(4,100)	(120,745)
Northern Oil and Gas, Inc.*	(20,600)	(493,988)
Petroleum Development Corp.*	(3,600)	(126,396)
Pioneer Natural Resources Co.	(1,600)	(143,168)
Resolute Energy Corp.*	(26,700)	(288,360)
SandRidge Energy, Inc.*	(16,100)	(131,376)
Seadrill Ltd.	(11,700)	(388,206)
Spectra Energy Corp.	(6,800)	(209,100)
TransCanada Corp.	(9,900)	(432,333)
		(4,349,609)

Materials — (4.6%)
Balchem Corp. - Class B	(7,100)	(287,834)
Eagle Materials, Inc.	(15,600)	(400,296)
Great Panther Silver Ltd.*	(84,200)	(164,190)
International Flavors & Fragrances, Inc.	(8,800)	(461,296)
Kronos Worldwide, Inc.	(6,200)	(111,848)
Martin Marietta Materials, Inc.	(3,900)	(294,099)
Texas Industries, Inc.	(2,800)	(86,184)
Westlake Chemical Corp.	(3,500)	(140,840)
Worthington Industries, Inc.	(14,500)	(237,510)
		(2,184,097)

Utilities — (3.4%)
Atlantic Power Corp.	(35,600)	(509,080)
Consolidated Edison, Inc.	(6,100)	(378,383)
Northwest Natural Gas Co.	(4,500)	(215,685)
ONEOK, Inc.	(2,900)	(251,401)
Southern Co. (The)	(2,900)	(134,241)
WGL Holdings, Inc.	(3,100)	(137,082)
		(1,625,872)

Consumer Staples — (2.0%)
Archer-Daniels-Midland Co.	(5,600)	(160,160)
Flowers Foods, Inc.	(6,900)	(130,962)
Imperial Sugar Co.	(20,400)	(72,828)
Ruddick Corp.	(3,800)	(162,032)
Sanderson Farms, Inc.	(2,700)	(135,351)
United Natural Foods, Inc.*	(3,300)	(132,033)
Wal-Mart Stores, Inc.	(2,300)	(137,448)
		(930,814)
Total Common Stocks		$(41,127,673)

Total Securities Sold Short	$(40,476,638)	$(41,127,673)

Total Investment Securities — 2.7%
(Cost $(368,016))		$1,277,948

Cash Collateral for Securities
Sold Short — 95.6%		44,805,281

Other Assets in Excess of Liabilities — 1.7%		794,742

Net Assets — 100.0%		$46,877,971
24

Touchstone Market Neutral Equity Fund (Continued)

*	Non-income producing security.
^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$30,339	$18,048	$—	$48,387
Investment
Fund	1,229,561	—	—	1,229,561
Collateral for
Securities
Sold Short	—	44,805,281	—	44,805,281
				$46,083,229

See accompanying Notes to Portfolios of Investments.

25

Portfolio of Investments

Touchstone Merger Arbitrage Fund – December 31, 2011 (Unaudited)

		Market
	Shares	Value

Preferred Stocks — 2.6%

Financials — 2.6%
Countrywide Capital V, 0.04%	44,600	$904,488
GMAC Capital Trust I, 0.05%(A)	27,800	537,652
		1,442,140
Total Preferred Stocks		$1,442,140

Common Stocks — 78.6%

Information Technology — 23.5%
Advanced Analogic Technologies, Inc.*	213,250	1,232,585
Blue Coat Systems, Inc.*	21,800	554,810
DemandTec, Inc.*	88,500	1,165,545
INX, Inc.*	96,817	847,149
Magma Design Automation, Inc.*	155,600	1,117,208
Motorola Mobility Holdings, Inc.*	31,200	1,210,560
Netlogic Microsystems, Inc.*	22,800	1,130,196
Novellus Systems, Inc.*	23,800	982,702
RightNow Technologies, Inc.*	41,150	1,758,340
S1 Corp.*	118,800	1,136,916
SuccessFactors, Inc.*	39,700	1,582,839
Tekelec*	11,743	128,351
		12,847,201

Consumer Discretionary — 10.2%
99 Cents Only Stores*	26,850	589,358
Healthspring, Inc.*	32,700	1,783,458
Lowe's Cos, Inc.	24,800	629,424
McCormick & Schmick's Seafood
Restaurants, Inc.*	92,300	806,702
Morton's Restaurant Group, Inc.*	112,100	771,248
Pharmasset, Inc.*	7,950	1,019,190
		5,599,380

Industrials — 9.1%
C&D Technologies, Inc.*	58,966	573,739
Dollar Thrifty Automotive Group, Inc.*	6,400	449,664
Exelis, Inc.	9,950	90,048
Goodrich Corp.	14,900	1,843,130
ITT Corp.*	4,975	96,167
RSC Holdings, Inc.*	62,600	1,158,100
WCA Waste Corp.*	75,200	489,552
Xylem, Inc./NY	10,000	256,900
		4,957,300

Health Care — 8.5%
American Dental Partners, Inc.*	32,700	615,741
American Medical Corp.	21,600	—
SonoSite, Inc.*	34,700	1,868,942
Synovis Life Technologies, Inc.*	57,500	1,600,225
Taro Pharmaceuticals Industries, Ltd.	19,323	570,028
		4,654,936

Financials — 8.2%
Brooklyn Federal BanCorp, Inc.*	134,865	114,635
Delphi Financial Group, Inc. - Class A	29,800	1,320,140
Eaton Vance Senior Income Trust	115,444	753,849
Harleysville Group, Inc.	17,900	1,012,603
Transatlantic Holdings, Inc.	23,800	1,302,574
		4,503,801

Utilities — 7.4%
Central Vermont Public Service Corp.	39,650	1,391,715
Constellation Energy Group, Inc.	31,800	1,261,506
Progress Energy, Inc.	25,350	1,420,107
XO Holdings, Inc. Class O	40,500	—
		4,073,328

Energy — 6.5%
Complete Production Services, Inc.*	40,800	1,369,248
Southern Union Co.	21,450	903,259
Williams Co., Inc. (The)	38,500	1,271,270
		3,543,777

Materials — 2.3%
Temple-Inland, Inc.	40,700	1,290,597

Consumer Staples — 1.6%
Winn-Dixie Stores, Inc.*	91,200	855,456

Communications — 1.3%
Pinnacle Data Systems, Inc.*	291,133	692,897
Total Common Stocks		$43,018,673

Investment Funds — 15.7%
Blackrock Credit Allocation Income Trust
III, Inc.	62,300	656,642
Touchstone Institutional Money Market
Fund^	7,906,050	7,906,050
Total Investment Funds		$8,562,692

Total Long Positions (Cost $52,473,453)		$53,023,505

Securities Sold Short — (16.6%)

Common Stocks — (16.6%)

Utilities — (5.0%)
Duke Energy Corp.	(66,226)	(1,456,972)
Exelon Corp.	(29,574)	(1,282,624)
		(2,739,596)

Energy — (5.0%)
Energy Transfer Equity LP	(8,580)	(348,176)
Superior Energy Services, Inc.*	(38,557)	(1,096,561)
Williams Co., Inc. (The)*	(38,500)	(1,039,885)
WPX Energy, Inc.*	(12,833)	(233,176)
		(2,717,798)

Information Technology — (2.5%)
ACI Worldwide, Inc.*	(12,640)	(362,010)
Lam Research Corp.*	(26,775)	(991,210)
		(1,353,220)

Financials — (1.8%)
Alleghany Corp.*	(3,451)	(984,536)
26

Touchstone Merger Arbitrage Fund (Continued)

		Market
	Shares	Value

Common Stocks — (16.6%) (Continued)

Consumer Discretionary — (1.4%)
Home Depot, Inc.	(18,600)	$(781,944)

Industrials — (0.9%)
United Rentals, Inc.*	(17,432)	(515,116)
Total Common Stocks		$(9,092,210)

Total Securities Sold Short $(8,844,478)		$(9,092,210)

Total Investment Securities — 80.3%
(Cost $43,628,975)		$43,931,295

Cash Collateral for Securities
Sold Short — 10.1%		5,504,105

Other Assets in Excess of Liabilities — 9.6%		5,260,823

Net Assets — 100.0%		$54,696,223

(A)	Variable rate security - the rate reflected is the rate in effect as of December 31, 2011.

*	Non-income producing security.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$33,926,463	$—	$—	$33,926,463
Investment
Funds	8,562,692	—	—	8,562,692
Preferred
Stocks	1,442,140	—	—	1,442,140
Collateral for
Securities
Sold Short	—	5,504,105	—	5,504,105
				$49,435,400

See accompanying Notes to Portfolios of Investments.

27

Portfolio of Investments

Touchstone Mid Cap Fund – December 31, 2011 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.3%

Consumer Staples — 20.5%
Brown-Forman Corp. - Class B	26,873	$2,163,545
Energizer Holdings, Inc.*	29,296	2,269,854
Hershey Co. (The)	36,764	2,271,280
Lorillard, Inc.	19,820	2,259,480
Nu Skin Enterprises, Inc. Class A	44,147	2,144,220
Pricesmart, Inc.	21,591	1,502,518
Smithfield Foods, Inc.*	88,549	2,149,970
		14,760,867

Financials — 20.0%
Alleghany Corp.*	5,036	1,436,720
Eaton Vance Corp.	139,371	3,294,730
Hatteras Financial Corp. REIT	54,104	1,426,722
M&T Bank Corp.	39,574	3,021,079
MBIA, Inc.†*	127,953	1,482,975
UDR, Inc. REIT	60,393	1,515,864
White Mountains Insurance Group Ltd.	4,922	2,231,930
		14,410,020

Materials — 16.3%
Albemarle Corp.	68,020	3,503,710
MeadWestvaco. Corp.	122,747	3,676,273
NewMarket Corp.	14,464	2,865,463
Vulcan Materials Co.†	43,053	1,694,136
		11,739,582

Consumer Discretionary — 14.4%
Cabela's, Inc.*	57,866	1,470,954
CarMax, Inc.*	115,929	3,533,516
Hasbro, Inc.	78,591	2,506,267
Service Corp. International	142,179	1,514,206
Whirlpool Corp.	29,013	1,376,667
		10,401,610

Industrials — 10.5%
Alexander & Baldwin, Inc.	33,888	1,383,308
Cintas Corp	95,167	3,312,763
Corrections Corp. of America*	67,257	1,370,025
Old Dominion Freight Line, Inc.*	36,160	1,465,565
		7,531,661

Information Technology — 9.1%
Activision Blizzard, Inc.	118,014	1,453,933
Amphenol Corp. - Class A	48,182	2,186,981
Payche, Inc.	96,290	2,899,292
		6,540,206

Energy — 6.2%
Atwood Oceanics, Inc.*	52,086	2,072,502
Kinder Morgan Management LLC*	30,136	2,366,279
		4,438,781

Health Care — 2.3%
Tenet Healthcare Corp.*	324,613	1,665,265
Total Common Stocks		$71,487,992

Investment Fund — 4.6%
Invesco Liquid Assets Portfolio**	3,295,456	3,295,456

Total Investment Securities — 103.9%
(Cost $73,146,400)		$74,783,448

Liabilities in Excess of Other Assets — (3.9%)		(2,809,148)

Net Assets — 100.0%		$71,974,300

†	All or a portion of the security is on loan. The total value of the securites on loan as of December 31, 2011 was $3,223,838
*	Non-income producing security.

**	Represents collateral for securities loaned.

Portfolio Abbreviations:

ADR - American Depositary Receipt

LLC - Limited Liability Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$71,487,992	$—	$—	$71,487,992
Investment
Fund	3,295,456	—	—	3,295,456
				$74,783,448

See Accompanying Notes to Portfolios of Investments.

28

Portfolio of Investments

Touchstone Mid Cap Value Fund – December 31, 2011 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.5%

Financials — 22.0%
Allstate Corp. (The)	35,904	$984,129
Ameriprise Financial, Inc.	15,198	754,429
Comerica, Inc.	41,707	1,076,041
Digital Realty Trust, Inc. REIT†	13,566	904,445
Endurance Speciality Holdings Ltd	22,715	868,849
Federated Investors, Inc. - Class B†	37,881	573,897
Fifth Third BanCorp.	90,560	1,151,923
Host Hotels & Resorts, Inc. REIT	55,251	816,057
Liberty Property Trust REIT	28,500	880,080
PartnerRe Ltd	11,616	745,863
Reinsurance Group of America, Inc.	15,770	823,982
Synovus Financial Corp.†	175,183	247,008
TCF Financial Corp.	43,785	451,861
Unum Group	38,875	819,096
Willis Group Holdings PLC	22,872	887,434
Zions Bancorporation	60,831	990,329
		12,975,423

Consumer Discretionary — 12.4%
American Eagle Outfitters, Inc.	59,079	903,318
Harley-Davidson, Inc.	18,401	715,247
Hasbro, Inc.	21,340	680,533
International Game Technology	23,625	406,350
Interpublic Group of Cos, Inc.	66,287	644,973
Newell Rubbermaid, Inc.	71,436	1,153,691
Royal Caribbean Cruises Ltd.	24,813	614,618
Scripps Networks Interactive, Inc. - Class
A	16,738	710,026
Urban Outfitters, Inc.*	19,911	548,747
WMS Industries, Inc.*	45,580	935,302
		7,312,805

Industrials — 11.2%
Cintas Corp	26,044	906,592
Dover Corp.	14,364	833,830
Flowserve Corp.	8,048	799,327
Fluor Corp.	16,302	819,176
Republic Services, Inc.	42,023	1,157,734
Spirit Aerosystems Holdings, Inc. -
Class A*	29,671	616,563
Stanley Black & Decker, Inc.	10,701	723,388
Towers Watson & Co. - Class A	12,203	731,326
		6,587,936

Utilities — 11.1%
AGL Resources, Inc.	27,501	1,162,192
Edison International	15,082	624,395
Great Plains Energy, Inc.	58,021	1,263,697
Portland General Electric Co.	23,715	599,752
SCANA Corp	23,469	1,057,513
TECO Energy, Inc.	44,289	847,691
Xcel Energy, Inc.	34,360	949,710
		6,504,950

Health Care — 10.0%
AmerisourceBergen Corp.	12,771	474,953
CareFusion Corp.*	36,180	919,334
HealthSouth Corp.*	39,829	703,778
Hologic, Inc.*	45,305	793,291
Patterson Co., Inc.	20,668	610,119
Quest Diagnostics, Inc.	14,187	823,697
STERIS Corp.	25,828	770,191
Telefle, Inc.	13,173	807,373
		5,902,736

Information Technology — 9.9%
Adobe Systems, Inc.*	32,824	927,934
Analog Devices, Inc.	20,061	717,783
Brocade Communications Systems, Inc.*	121,698	631,613
Fidelity National Information Services,
Inc.	26,903	715,351
Molex, Inc.	32,482	775,021
Symantec Corp.*	54,216	848,480
Synopsys, Inc.*	44,589	1,212,821
		5,829,003

Materials — 8.8%
Alcoa, Inc.	38,757	335,248
Allegheny Technologies, Inc.	22,455	1,073,349
Greif, Inc. - Class A	16,533	753,078
Huntsman Corp.	57,084	570,840
Nucor Corp.	20,119	796,109
Owens-Illinois, Inc.*	44,408	860,627
Packaging Corp. of America	30,668	774,060
		5,163,311

Energy — 6.4%
EQT Corp.	10,403	569,980
Murphy Oil Corp.	10,622	592,070
Nabors Industries Ltd*	30,019	520,529
Newfield Exploration Co.*	16,345	616,697
Pioneer Natural Resources Co.	9,965	891,668
Range Resources Corp.	9,750	603,915
		3,794,859

Consumer Staples — 5.7%
Constellation Brands, Inc.-Class A*	35,207	727,729
Kroger Co. (The)	38,975	943,975
Molson Coors Brewing Co.-Class B	20,951	912,207
Sysco. Corp.	25,997	762,492
		3,346,403
Total Common Stocks		$57,417,426
29

Touchstone Mid Cap Value Fund (Continued)

		Market
	Shares	Value

Investment Funds — 4.3%
Invesco Liquid Assets Portfolio**	1,472,278	$1,472,278
iShares Russell Midcap Value Index Fund	2,464	106,938
Touchstone Institutional Money Market
Fund^	934,223	934,223
Total Investment Funds		$2,513,439
Total Investment Securities — 101.8%
(Cost $60,485,739)		59,930,865

Liabilities in Excess of Other Assets — (1.8%)		(1,070,561)

Net Assets — 100.0%		$58,860,304

†	All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2011 was $1,426,689.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$57,417,426	$—	$—	$57,417,426
Investment
Funds	2,513,439	—	—	2,513,439
				$59,930,865

See accompanying Notes to Portfolios of Investments.

30

Portfolio of Investments

Touchstone Premium Yield Equity Fund – December 31, 2011 (Unaudited)

		Market
	Shares	Value

Common Stocks — 95.4%

Energy — 21.7%
Enerplus Corp.	62,609	$1,585,260
Kinder Morgan Management LLC*	3	203
Kinder Morgan, Inc.	110,132	3,542,946
Provident Energy Ltd.	54,301	526,177
Seadrill Ltd.	47,821	1,586,701
Spectra Energy Corp.	54,304	1,669,848
Statoil ASA ADR	56,112	1,437,028
Williams Co, Inc. (The)	33,185	1,095,769
YPF SA ADR	14,823	514,062
		11,957,994

Utilities — 17.7%
American Water Works Co., Inc.	72,859	2,321,288
National Grid PLC ADR	26,402	1,279,969
NiSource, Inc.	111,491	2,654,601
Northeast Utilities	27,912	1,006,786
ONEOK, Inc.	28,661	2,484,622
		9,747,266

Health Care — 16.2%
Abbott Laboratories	41,939	2,358,230
Eli Lilly & Co.	24,892	1,034,512
GlaxoSmithKline PLC ADR	35,757	1,631,592
Johnson & Johnson	22,627	1,483,879
Merck & Co., Inc.	37,716	1,421,893
Pfizer, Inc.	44,507	963,131
		8,893,237

Financials — 11.0%
Bank of Montreal	11,315	620,175
Cincinnati Financial Corp.	31,680	964,973
Digital Realty Trust, Inc. REIT	17,356	1,157,124
HCP, Inc. REIT	34,544	1,431,158
Hospitality Properties Trust REIT	53,243	1,223,524
Valley National Bancorp	54,291	671,580
		6,068,534

Telecommunication Services — 10.2%
AT&T, Inc.	39,225	1,186,164
BCE, Inc.	14,332	597,214
Telefonica SA ADR	72,920	1,253,495
Vodafone Group PLC ADR	57,332	1,607,016
Windstream Corp.	82,227	965,345
		5,609,234

Information Technology — 7.2%
Intel Corp.	67,892	1,646,381
Maxim Integrated Products, Inc.	38,014	989,885
Microchip Technology, Inc.	36,202	1,326,079
		3,962,345

Industrials — 4.2%
General Electric Co.	67,954	1,217,056
R.R. Donnelley & Sons Co.	75,406	1,088,109
		2,305,165

Materials — 3.7%
International Paper Co.	34,996	1,035,882
MeadWestvaco. Corp.	32,890	985,055
		2,020,937

Consumer Staples — 1.8%
H.J. Heinz Co.	18,257	986,608

Consumer Discretionary — 1.7%
Cinemark Holdings, Inc.	27,307	504,906
Ltd Brands, Inc.	11,318	456,681
		961,587
Total Common Stocks		$52,512,907

Investment Fund — 3.1%
Touchstone Institutional Money Market
Fund^	1,723,563	1,723,563

Total Investment Securities — 98.5%
(Cost $47,252,593)		$54,236,470

Other Assets in Excess of Liabilities — 1.5%		801,403

Net Assets — 100.0%		$55,037,873

*	Non-income producing security.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

ADR - American Depositary Receipt

LLC - Limited Liability Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$52,512,907	$—	$—	$52,512,907
Investment
Fund	1,723,563	—	—	1,723,563
				$54,236,470

See accompanying notes to Portfolios of Investments.

31

Portfolio of Investments

Touchstone Sands Capital Select Growth Fund – December 31, 2011 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.0%

Information Technology — 39.1%
Apple, Inc.*	293,000	$118,665,000
ASML Holding NV (Netherlands)	1,088,000	45,467,520
F5 Networks, Inc.*	507,000	53,802,840
Google, Inc. - Class A*	156,000	100,760,400
OpenTable, Inc.†*	245,000	9,586,850
QUALCOMM, Inc.	1,534,000	83,909,800
Salesforce.com, Inc.*	850,000	86,241,000
Visa, Inc. - Class A	1,275,000	129,450,750
		627,884,160

Consumer Discretionary — 21.8%
Amazon.Com, Inc.*	497,000	86,030,700
Coach, Inc.	617,000	37,661,680
Las Vegas Sands Corp.*	1,136,000	48,541,280
Netflix, Inc.*	213,000	14,758,770
NIKE, Inc. - Class B	572,000	55,123,640
Priceline.com, Inc.*	102,000	47,706,420
Starbucks Corp.	1,300,000	59,813,000
		349,635,490

Health Care — 14.2%
Alexion Pharmaceuticals, Inc.*	904,000	64,636,000
Allergan, Inc./United States	604,000	52,994,960
Illumina, Inc.*	1,121,000	34,168,080
Intuitive Surgical, Inc.*	129,000	59,728,290
Regeneron Pharmaceuticals, Inc.†*	285,000	15,797,550
		227,324,880

Energy — 11.8%
FMC Technologies, Inc.*	1,032,000	53,901,360
National Oilwell Varco., Inc.	715,000	48,612,850
Schlumberger Ltd.	798,000	54,511,380
Southwestern Energy Co.*	989,000	31,588,660
		188,614,250

Industrials — 4.9%
CH Robinson Worldwide, Inc.	393,000	27,423,540
W.W. Grainger, Inc.	272,000	50,915,680
		78,339,220

Financials — 4.5%
Charles Schwab Corp. (The)	2,669,000	30,052,940
IntercontinentalExchange, Inc.*	356,000	42,915,800
		72,968,740

Materials — 2.7%
Praxair, Inc.	405,000	43,294,500
Total Common Stocks		$1,588,061,240

Investment Funds — 1.6%
Invesco Liquid Assets Portfolio**	20,967,479	$20,967,479
Touchstone Institutional Money Market
Fund^	4,644,425	4,644,425
Total Investment Funds		$25,611,904

Total Investment Securities — 100.6%
(Cost $1,365,862,329)		$1,613,673,144

Liabilities in Excess of Other Assets — (0.6%)		(9,380,000)

Net Assets — 100.0%		$1,604,293,144

†	All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2011 was $20,292,723.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$1,588,061,240	$—	$—	$1,588,061,240
Investment
Funds	25,611,904	—	—	25,611,904
				$1,613,673,144

See accompanying Notes to Portfolios of Investments.

32

Portfolio of Investments

Touchstone Short Duration Fixed Income Fund – December 31, 2011 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 19.3%

	Financials — 10.0%
$350,000	American Express Bank FSB,
	0.426%, 6/12/12(A)	$349,368
315,000	Bank of New York Mellon Corp. MTN,
	4.950%, 11/1/12	326,607
215,000	Barclays Bank PLC, 2.500%, 1/23/13	214,083
195,000	CME Group, Inc., 5.750%, 2/15/14	212,553
305,000	Credit Suisse/New York NY MTN,
	5.000%, 5/15/13	312,871
225,000	FIA Card Services NA MTN,
	6.625%, 6/15/12	226,367
225,000	General Electric Capital Corp.,
	0.592%, 7/27/12(A)	225,280
275,000	Hudson United Bank,, 7.000%, 5/15/12	280,369
320,000	Jefferies Group, Inc., 7.750%, 3/15/12	324,800
285,000	Manufacturers & Traders Trust Co.,
	1.872%, 4/1/13(A)	282,165
60,000	Merrill Lynch & Co., Inc. MTN,
	6.150%, 4/25/13	60,562
205,000	Morgan Stanley, 5.300%, 3/1/13	207,509
215,000	National Australia Bank Ltd., 144a,
	1.700%, 12/10/13	213,980
120,000	New York Life Global Funding, 144a,
	5.250%, 10/16/12	124,451
450,000	PNC Funding Corp., 2.300%, 6/22/12	454,484
300,000	TD Ameritrade Holding Corp.,
	2.950%, 12/1/12	303,750
194,473	WHC-Irs Trust, 6.980%, 5/15/15	214,035
		4,333,234

	Industrials — 3.4%
225,000	Cooper US, Inc., 5.250%, 11/15/12	233,598
300,000	Equifax, Inc., 4.450%, 12/1/14	316,202
137,948	Federal Express Corp. 1995 Pass
	Through Trust, 7.110%, 1/2/14	145,535
268,774	GATX Corp. 2008-2 Pass Through Trust,
	9.000%, 11/15/13	301,236
101,257	Petrodrill Five Ltd., 4.390%, 4/15/16	108,619
131,259	Petrodrill Four Ltd., 4.240%, 1/15/16	138,722
200,000	Roper Industries, Inc., 6.625%, 8/15/13	214,212
		1,458,124

	Consumer Staples — 1.2%
200,000	Coca-Cola Bottling Co. Consolidated,
	5.000%, 11/15/12	206,524
299,038	CVS Pass-Through Trust, 144a,
	6.117%, 1/10/13	307,261
		513,785

	Information Technology — 0.9%
235,000	Amphenol Corp., 4.750%, 11/15/14	251,795
150,000	Analog Devices, Inc., 5.000%, 7/1/14	163,711
		415,506

	Energy — 0.8%
170,000	Noble Energy, Inc., 5.250%, 4/15/14	183,768
180,943	Rowan Cos, Inc., 2.800%, 10/20/13	182,249
		366,017

	Utilities — 0.8%
198,000	Monongahela Power Co., Inc., 144a,
	7.950%, 12/15/13	221,394
126,000	National Rural Utilities Cooperative Finance Corp., 7.250%, 3/1/12	127,325
		348,719

	Health Care — 0.8%
330,000	Express Scripts, Inc., 5.250%, 6/15/12	336,239

	Materials — 0.5%
185,000	Dow Chemical Co. (The),
	7.600%, 5/15/14	209,201

	Consumer Discretionary — 0.5%
200,000	Staples, Inc., 7.375%, 10/1/12	208,372

	Telecommunication Services — 0.4%
154,570	BellSouth Telecommunications, Inc.,
	6.300%, 12/15/15	164,137
	Total Corporate Bonds	$8,353,334

	U.S. Treasury Obligations — 5.8%
425,000	U.S. Treasury Bond, 1.500%, 6/30/16	439,510
300,000	U.S. Treasury Bond, 2.125%, 5/31/15	316,711
800,000	U.S. Treasury Bond, 2.625%, 4/30/16	865,562
800,000	U.S. Treasury Bond, 3.250%, 3/31/17	895,750
	Total U.S. Treasury Obligations	$2,517,533

	Commercial Mortgage-Backed Securities — 16.2%
125,000	American Tower Trust, Ser 2007-1A,
	Class AFX, 144a, 5.420%, 4/15/37	132,480
129,357	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2002-2, Class A3, 5.118%, 7/11/43	130,071
375,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-1, Class A4,
	5.066%, 11/10/42(A)	386,715
27,330	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-2, Class A4, 4.783%, 7/10/43(A)	27,317
325,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-6, Class A4, 5.193%, 9/10/47(A)	359,446
400,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2006-4, Class A4, 5.634%, 7/10/46	442,618
400,000	Citigroup/Deutsche Bank Commercial
	Mortgage Trust, Ser 2006-CD3,
	Class A4, 5.658%, 10/15/48	435,220
33

Touchstone Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 16.2%
	(Continued)
$399,828	Commercial Mortgage Pass Through
	Certificates, Ser 2004-LB2A, Class
	A4, 4.715%, 3/10/39	$420,385
180,000	Credit Suisse Mortgage Capital
	Certificates, Ser 2006-C3, Class A3,
	5.815%, 6/15/38(A)	200,217
159,256	FDIC Structured Sale Guaranteed
	Notes, Ser 2010-C1, Class A, 144a,
	2.980%, 12/6/20	165,478
175,000	GE Capital Commercial Mortgage
	Corp., Ser 2003-C2, Class A4,
	5.145%, 7/10/37	182,042
335,000	GMAC Commercial Mortgage
	Securities, Inc., Ser 2003-C1, Class
	A2, 4.079%, 5/10/36	342,238
210,000	Greenwich Capital Commercial
	Funding Corp., Ser 2004-GG1, Class
	A7, 5.317%, 6/10/36(A)	223,795
320,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2003-CB6, Class A2,
	5.255%, 7/12/37(A)	334,812
409,793	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2005-LDP3, Class A3,
	4.959%, 8/15/42	420,178
81,022	LB-UBS Commercial Mortgage Trust,
	Ser 2002-C1, Class A4,
	6.462%, 3/15/31	81,111
77,079	LB-UBS Commercial Mortgage Trust,
	Ser 2003-C5, Class A3,
	4.254%, 7/15/27	78,724
315,000	LB-UBS Commercial Mortgage Trust,
	Ser 2003-C7, Class A3,
	4.559%, 9/15/27(A)	316,684
380,000	LB-UBS Commercial Mortgage Trust,
	Ser 2006-C1, Class A4,
	5.156%, 2/15/31	419,228
213,255	Merrill Lynch Mortgage Investors, Inc.,
	Ser 1998-C1, Class A3,
	6.720%, 11/15/26(A)	236,270
335,000	Morgan Stanley Capital I, Ser
	2004-IQ7, Class A4,
	5.408%, 6/15/38(A)	357,752
402,925	Wachovia Bank Commercial Mortgage
	Trust, Ser 2003-C3, Class A2,
	4.867%, 2/15/35	412,846
450,000	Wachovia Bank Commercial Mortgage
	Trust, Ser 2005-C20, Class A7,
	5.118%, 7/15/42(A)	493,346
365,000	Wachovia Bank Commercial Mortgage
	Trust, Ser 2005-C21, Class A4,
	5.204%, 10/15/44(A)	400,073
	Total Commercial
	Mortgage-Backed Securities	$6,999,046

	Non-Agency Collateralized Mortgage
	Obligations — 0.9%
45,454	Community Program Loan Trust, Ser
	1987-A, Class A4, 4.500%, 10/1/18	45,622
334,825	FDIC Structured Sale Guaranteed
	Notes, Ser 2010-S3, Class A, 144a,
	2.740%, 12/3/20	336,868
	Total Non-Agency Collateralized
	Mortgage Obligations	$382,490
	U.S. Government Mortgage-Backed
	Obligations — 5.0%
108,820	FHLMC, Pool #C66916, 7.000%, 5/1/32	125,050
63,579	FHLMC, Pool #D94598, 6.500%, 4/1/21	70,943
3,556	FHLMC, Pool #E97227, 7.000%, 9/1/14	3,564
342,763	FHLMC, Pool #G01840, 5.000%, 7/1/35	368,804
70,672	FHLMC, Pool #G30085,
	7.500%, 10/1/17	78,004
340	FNMA, Pool #313429, 7.000%, 3/1/12	342
9,339	FNMA, Pool #323441, 7.000%, 12/1/13	9,462
94,200	FNMA, Pool #323832, 7.500%, 7/1/29	111,558
6,022	FNMA, Pool #334593, 7.000%, 5/1/24	6,958
69,079	FNMA, Pool #546474, 7.000%, 1/1/15	70,399
3	FNMA, Pool #6222, 9.000%, 4/1/16	3
150,905	FNMA, Pool #665773, 7.500%, 6/1/31	177,451
221,258	FNMA, Pool #735484, 5.000%, 5/1/35	239,209
243,256	FNMA, Pool #AL0302, 5.000%, 4/1/24	261,826
1,541	GNMA, Pool #2707, 5.500%, 1/20/14	1,673
1,326	GNMA, Pool #2802, 5.500%, 7/20/14	1,440
22,822	GNMA, Pool #2843, 5.500%, 11/20/14	24,778
42,364	GNMA, Pool #344233, 8.000%, 2/15/23	49,505
115,122	GNMA, Pool #345123,
	8.000%, 12/15/23	136,193
3,859	GNMA, Pool #462486, 6.500%, 1/15/13	3,990
26,978	GNMA, Pool #569337, 6.500%, 4/15/22	30,631
44,778	GNMA, Pool #578189, 6.000%, 2/15/32	51,114
49,654	GNMA, Pool #780322,
	8.000%, 11/15/22	57,576
18,101	GNMA, Pool #780327,
	8.000%, 11/15/17	20,357
19,813	GNMA, Pool #780604, 7.000%, 7/15/12	19,818
42,171	GNMA, Pool #814, 8.000%, 8/20/17	46,727
8,417	GNMA, Pool #8426,
	3.000%, 11/20/18(A)	8,765
178,860	GNMA, Pool #894160,
	2.138%, 6/20/61(A)	187,887
	Total U.S. Government
	Mortgage-Backed Obligations	$2,164,027
	U.S. Government Agency Obligations — 5.3%
260,000	FNMA, 5.250%, 2/1/12	267,191
141,647	Small Business Administration
	Participation Certificates,
	5.800%, 12/1/18	154,103
150,596	Small Business Administration
	Participation Certificates,
	6.070%, 3/1/22	166,758
34

Touchstone Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	U.S. Government Agency Obligations — 5.3%
	(Continued)
$185,830	Small Business Administration
	Participation Certificates,
	6.140%, 1/1/22	$206,115
165,238	Small Business Administration
	Participation Certificates, Ser
	2008-10B, Class 1, 4.580%, 3/1/18	175,839
216,849	Small Business Administration Pools,
	506207, 1.000%, 11/25/14(A)	216,673
138,076	Small Business Administration Pools,
	507442, 3.625%, 5/25/16(A)	141,968
302,591	Small Business Administration Pools,
	503795, 0.750%, 6/25/22(A)	303,724
398,544	Small Business Administration Pools,
	507682, 0.650%, 1/25/26(A)	399,062
246,731	United States Small Business Adminis-
	tration, 4.504%, 2/1/14	254,115
	Total U.S. Government Agency
	Obligations	$2,285,548

	Agency Collateralized Mortgage
	Obligations — 7.8%
236,499	FHLMC REMICS, Ser -2510, Class TA,
	4.000%, 6/15/32	250,721
376,210	FNMA REMICS, Ser 2003-119, Class PU,
	4.000%, 11/25/33	392,426
204,904	FNMA REMICS, Ser 2003-19, Class ME,
	4.000%, 1/25/33	213,754
348,118	FNMA REMICS, Ser 2003-42, Class CA,
	4.000%, 5/25/33	372,095
95,525	FNMA REMICS, Ser 2003-66, Class AP,
	3.500%, 11/25/32	99,204
450,786	GNMA, Ser 2002-72, Class AB,
	4.500%, 10/20/32	490,763
55,618	GNMA, Ser 2003-43, Class B,
	4.374%, 4/16/33	56,160
136,866	GNMA, Ser 2004-12, Class BA,
	4.807%, 8/16/32	140,023
35,302	GNMA, Ser 2004-43, Class A,
	2.822%, 12/16/19	35,313
59,920	GNMA, Ser 2004-6, Class B,
	3.949%, 7/16/33	61,512
170,259	GNMA, Ser 2004-78, Class C,
	4.658%, 4/16/29	174,098
93,246	GNMA, Ser 2004-97, Class AB,
	3.084%, 4/16/22	93,633
159,128	GNMA, Ser 2005-76, Class A,
	3.963%, 5/16/30	163,349
425,000	GNMA, Ser 2011-161, Class A,
	1.738%, 11/16/34	426,948
376,250	NCUA Guaranteed Notes, Ser 2010-C1,
	Class A1, 1.600%, 10/29/20	381,028
	Total Agency Collateralized
	Mortgage Obligations	$3,351,027

	Municipal Bonds — 4.1%

	California — 0.4%
180,000	Southern California Public Power
	Authority, Rev, Ser 2010-B, 3.326%,
	7/1/14	186,433

	Connecticut — 1.0%
425,000	State of Connecticut, Ser A Sifma,
	UTGO, 1.040%, 5/15/18(A)	425,238

	District of Columbia — 0.5%
210,000	District Of Columbia, Ser 2010, UTGO,
	2.585%, 6/1/13	214,425

	Louisiana — 1.0%
411,697	Louisiana Local Government
	Environmental Facilities &
	Community Development Auth,
	1.520%, 2/1/18	414,587
7,421	Louisiana Public Facilities Authority,
	Ser 2008-ELL, Class A1, 4.500%,
	2/1/14	7,446
		422,033

	Maine — 0.5%
200,000	ME St Hsg Auth Energy Hsg &, Ser 2,
	1.728%, 6/15/12	200,164

	Minnesota — 0.7%
300,000	MI St Strategic Fund Exe, Adj Waste
	Mgmt Inc Proj, 3.200%, 8/1/27(A)	308,271
	Total Municipal Bonds	$1,756,564

	Asset-Backed Securities — 33.5%
480,000	American Express Credit Account
	Master Trust, Ser 2005-4, Class A,
	0.348%, 1/15/15(A)	480,018
310,000	American Express Credit Account
	Master Trust, Ser 2010-1, Class A,
	0.528%, 11/16/15(A)	310,605
400,000	AmeriCredit Automobile Receivables
	Trust, Ser 2010-3, Class A3,
	1.140%, 4/8/15	398,946
385,000	AmeriCredit Automobile Receivables
	Trust, Ser 2011-4, Class A3,
	1.170%, 5/9/16	383,520
270,000	Chase Issuance Trust, Ser 2007-A17,
	Class A, 5.120%, 10/15/14	279,476
430,000	Chase Issuance Trust, Ser 2008-A11,
	Class A11, 5.400%, 7/15/15	460,290
98,610	Chrysler Financial Auto Securitization
	Trust, Ser 2009-A, Class A3,
	2.820%, 1/15/16	99,271
35

Touchstone Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 33.5% (Continued)
$295,000	Citibank Omni Master Trust, Ser
	2009-A12, Class A12, 144a,
	3.350%, 8/15/16	$299,269
200,000	Citibank Omni Master Trust, Ser
	2009-A13, Class A13, 144a,
	5.350%, 8/15/18	218,465
550,000	Citibank Omni Master Trust, Ser
	2009-A17, Class A17, 144a,
	4.900%, 11/15/18	598,198
51,820	CNH Equipment Trust, Ser 2008-B,
	Class A4A, 5.600%, 11/17/14	51,920
234,478	CNH Equipment Trust, Ser 2009-B,
	Class A4, 5.170%, 10/15/14	239,781
215,000	CNH Equipment Trust, Ser 2010-A,
	Class A4, 2.490%, 1/15/16	219,053
425,000	CNH Equipment Trust, Ser 2011-C,
	Class A3, 1.190%, 12/15/16	424,438
179,519	College & University Facility Loan
	Trust, Ser -2, Class D, 4.000%, 6/1/18	179,519
140,000	Ford Credit Auto Owner Trust, Ser
	2009-B, Class A4, 4.500%, 7/15/14	144,724
220,000	GE Capital Credit Card Master Note
	Trust, Ser 2009-2, Class A,
	3.690%, 7/15/15	223,465
405,000	GE Capital Credit Card Master Note
	Trust, Ser 2010-3, Class A,
	2.210%, 6/15/16	413,011
22,252	GE Equipment Midticket LLC, Ser
	2009-1, Class A3, 2.340%, 6/17/13	22,285
240,000	GE Equipment Midticket LLC, Ser
	2010-1, Class A3, 144a,
	0.940%, 7/14/14	239,867
440,000	GE Equipment Small Ticket LLC, Ser
	2011-1A, Class A3, 144a,
	1.450%, 1/21/18	441,312
275,000	GE Equipment Small Ticket LLC, Ser
	2011-2A, Class A3, 144a,
	1.370%, 6/22/15	274,957
280,000	Great America Leasing Receivables,
	Ser 2009-1, Class A4,
	3.190%, 12/15/13	284,876
420,000	Great America Leasing Receivables,
	Ser 2011-1, Class A3, 144a,
	1.690%, 2/15/14	421,278
300,000	Harley-Davidson Motorcycle Trust, Ser
	2009-2, Class A4, 3.320%, 2/15/17	304,009
275,000	Harley-Davidson Motorcycle Trust, Ser
	2010-1, Class A4, 1.530%, 9/15/15	275,893
360,000	Harley-Davidson Motorcycle Trust, Ser
	2011-1, Class A3, 0.960%, 5/16/16	359,046
400,000	Huntington Auto Trust, Ser 2009-1A,
	Class A4, 144a, 5.730%, 1/15/14	406,808
271,231	MMAF Equipment Finance LLC, Ser
	2009-AA, Class A3, 144a,
	2.370%, 11/15/13	272,053
282,221	Nissan Auto Lease Trust, Ser 2010-A
	Class A3, 1.390%, 1/15/16	282,673
82,873	PG&E Energy Recovery Funding LLC,
	Ser 2005-1, Class A4,
	4.370%, 6/25/14	83,827
7,896	PG&E Energy Recovery Funding LLC,
	Ser 2005-2, Class A2,
	5.030%, 3/25/14	7,977
40,007	RSB Bondco. LLC, Ser 2007-A, Class A1,
	5.470%, 10/1/14	40,877
450,000	Santander Consumer Acquired
	Receivables Trust, Ser 2011-WO,
	Class A3, 144a, 1.400%, 10/15/14	450,608
420,000	Santander Drive Auto Receivables
	Trust, Ser 2010-1, Class A3,
	1.840%, 11/17/14	421,675
100,486	Santander Drive Auto Receivables
	Trust, Ser 2010-3, Class A2,
	0.930%, 6/17/13	100,486
325,000	Santander Drive Auto Receivables
	Trust, Ser 2011-1, Class A3,
	1.280%, 1/15/15	324,610
163,330	Small Business Administration
	Participation Certificates, Ser
	2002-20J, Class 1, 4.750%, 10/1/22	177,376
173,997	Small Business Administration
	Participation Certificates, Ser
	2003-20E, Class 1, 4.640%, 5/1/23	188,997
217,754	Small Business Administration
	Participation Certificates, Ser
	2004-20B, Class 1, 4.720%, 2/1/24	237,349
208,113	Small Business Administration
	Participation Certificates, Ser
	2005-20G, Class 1, 4.750%, 7/1/25	228,090
167,936	Small Business Administration
	Participation Certificates, Ser
	2007-10E, Class 1, 5.250%, 9/1/17	179,243
196,500	Sonic Capital LLC, Ser 2011-1A, Class
	A2, 144a, 5.438%, 5/20/41	201,412
191,328	Tax Liens Securitization Trust, Ser
	2010-1A, Class 1A2, 144a,
	2.000%, 4/15/18	187,788
87,999	Tax Liens Securitization Trust, Ser
	2010-1A, Class 2A2, 144a,
	2.000%, 4/15/18	86,371
85,684	United States Small Business Adminis-
	tration, Ser 2005-P10A, Class 1,
	4.638%, 2/10/15	91,090
145,170	United States Small Business Adminis-
	tration, Ser 2006-P10A, Class 1,
	5.408%, 2/10/16	157,729
249,935	United States Small Business Adminis-
	tration, Ser 2007-P10B, Class 1,
	5.788%, 8/10/17	277,596
305,000	Volkswagen Auto Lease Trust, Ser
	2010-A, Class A3, 0.990%, 11/20/13	305,438
36

Touchstone Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 33.5% (Continued)
$215,000	Volkswagen Auto Lease Trust, Ser
	2011-A, Class A3, 1.200%, 10/20/14	$214,977
255,000	Westlake Automobile Receivables
	Trust, Ser 2011-1A, Class A3, 144a,
	1.490%, 6/16/14	254,681
410,000	World Financial Network Credit Card
	Master Trust, Ser 2009-B, Class A,
	3.790%, 5/15/16	415,833
370,000	World Financial Network Credit Card
	Master Trust, Ser 2009-D, Class A,
	4.660%, 5/15/17	387,830
385,000	World Financial Network Credit Card
	Master Trust, Ser 2010-A, Class A,
	3.960%, 4/15/19	410,826
	Total Asset-Backed Securities	$14,441,712

	Investment Fund — 1.9%
836,978	Touchstone Institutional Money
	Market Fund^	836,978

	Total Investment Securities — 99.8%
	(Cost $42,503,104)	$43,088,259

	Other Assets in Excess of Liabilities — 0.2%	79,475

	Net Assets — 100.0%	$43,167,734

(A)	Variable rate security - the rate reflected is the rate in effect as of December 31, 2011.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

FHLB – Federal Home Loan Bank

HLMC – Federal Home Loan Mortgage Association

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

MTN – Medium Term Note

NCUA – National Credit Union Association

REMIC – Real Estate Mortgage Investment Conduit

SBA – Small Business Administration

UTGO – Unlimited Tax General Obligation

144A - This is a restricted security that was sold in a transaction exempt from rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, these securities were valued at $5,369,233 or 12.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Asset-Backed
Securities	$—	$14,441,712	$—	$14,441,712
Commercial
Mortgage-Backed
Securities	—	6,999,046	—	6,999,046
Common
Stocks	—	—	—	—
Corporate
Bonds	—	8,353,334	—	8,353,334
Investment
Fund	836,978	—	—	836,978
Non-Agency
Collateralized
Mortgage
Obligations	—	382,490	—	382,490
Municipal
Bonds	—	1,756,564	—	1,756,564
U.S
Government
Agency
Obligations	—	2,285,548	—	2,285,548
U.S
Government
Mortgage-Backed
Obligations	—	2,164,027	—	2,164,027
U.S. Treasury
Obligations	—	2,517,533	—	2,517,533
Agency
Collateralized
Mortgage
Obligations	—	3,351,027	—	3,351,027
				$43,088,259

See accompanying Notes to the Portfolios of Investments.

37

Portfolio of Investments

Touchstone Small Cap Core Fund – December 31, 2011 (Unaudited)

Market
Shares	Value

Common Stocks — 97.8%

Financials — 23.1%
Alleghany Corp.*	12,977	$3,702,208
Eaton Vance Corp.	361,317	8,541,534
First Industrial Realty Trust, Inc. REIT*	411,906	4,213,798
Hatteras Financial Corp. REIT	203,697	5,371,490
MBIA, Inc.†*	707,589	8,200,957
Montpelier Re Holdings Ltd.	377,175	6,694,856
Tejon Ranch Co.*	200,592	4,910,492
UDR, Inc. REIT	212,092	5,323,509
White Mountains Insurance Group Ltd.	13,435	6,092,235
		53,051,079

Industrials — 18.4%
Alexander & Baldwin, Inc.	221,532	9,042,936
Corrections Corp. of America*	331,808	6,758,929
Kaman Corp.	198,644	5,426,954
Knoll, Inc.	159,437	2,367,639
Old Dominion Freight Line, Inc.*	259,304	10,509,591
Tredegar Corp.	368,612	8,186,873
		42,292,922

Consumer Discretionary — 13.2%
American Eagle Outfitters, Inc.	265,488	4,059,312
Cabela's, Inc.*	415,425	10,560,104
Hasbro, Inc.	61,087	1,948,064
Service Corp. International	797,889	8,497,518
Sturm Ruger & Co., Inc.	155,975	5,218,924
		30,283,922

Consumer Staples — 11.7%
Energizer Holdings, Inc.*	64,889	5,027,600
Nu Skin Enterprises, Inc.	228,137	11,080,614
Pricesmart, Inc.	154,973	10,784,571
		26,892,785

Materials — 11.3%
Albemarle Corp.	213,063	10,974,875
Martin Marietta Materials, Inc.†	50,622	3,817,405
NewMarket Corp.	57,091	11,310,298
		26,102,578

Information Technology — 8.6%
Advent Software, Inc.*	219,588	5,349,164
Micrel, Inc.	637,934	6,449,513
ValueClick, Inc.*	491,300	8,003,277
		19,801,954

Energy — 7.9%
Atwood Oceanics, Inc.*	246,644	9,813,965
Kinder Morgan Management LLC*	106,401	8,354,595
		18,168,560

Health Care — 3.6%
Owens & Minor, Inc.	78,841	2,190,991
Tenet Healthcare Corp.*	1,208,773	6,201,006
		8,391,997
Total Common Stocks		$224,985,797

Investment Funds — 7.2%
Invesco Liquid Assets Portfolio**	10,625,601	$10,625,601
Touchstone Institutional Money Market
Fund^	5,946,012	5,946,012
Total Investment Funds		$16,571,613

Total Investment Securities — 105.0%
(Cost $217,620,748)		$241,557,410

Liabilities in Excess of Other Assets — (5.0%)		(11,487,184)

Net Assets — 100.0%		$230,070,226

†	All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2011 was $10,359,494

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

LLC- Limited Liability Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$224,985,797	$—	$—	$224,985,797
Investment
Funds	16,571,613	—	—	16,571,613
				$241,557,410

See accompanying Notes to Portfolios of Investments.

38

Portfolio of Investments

Touchstone Small Cap Value Fund – December 31, 2011 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.9%

Financials — 26.9%
American Assets Trust, Inc. REIT	13,289	$272,557
Brookline Bancorp, Inc.	29,830	251,765
Capitol Federal Financial, Inc.	50,767	585,851
Chesapeake Lodging Trust REIT	45,030	696,164
Cohen & Steers, Inc.†	22,230	642,447
Dime Community Bancshares, Inc.	12,430	156,618
Evercore Partners, Inc. - Class A	19,455	517,892
Flagstone Reinsurance Holdings SA	79,660	660,381
Greenhill & Co., Inc.	23,760	864,151
Hanover Insurance Group, Inc. (The)	11,250	393,188
Healthcare Realty Trust, Inc. REIT	28,664	532,864
Hercules Technology Growth Capital,
Inc.	40,945	386,521
Iberiabank Corp.	7,491	369,306
KBW, Inc.	36,110	548,150
Manning & Napier, Inc.†*	35,140	438,899
Medical Properties Trust, Inc. REIT	38,351	378,524
Sterling Bancorp/NY	32,595	281,621
UMB Financial Corp.	10,170	378,833
Washington Federal, Inc.	35,540	497,205
		8,852,937

Industrials — 21.0%
Apogee Enterprises, Inc.	33,298	408,233
Brady Corp. - Class A	16,600	524,062
Con-way, Inc.	18,290	533,336
G&K Services, Inc. - Class A	6,275	182,665
Harsco Corp.	29,330	603,611
Kaydon Corp.	16,460	502,030
Knight Transportation, Inc.	57,810	904,148
Lennox International, Inc.	15,710	530,213
McGrath Rentcorp	14,699	426,124
Regal-Beloit Corp.	12,320	627,950
Resources Connection, Inc.	75,525	799,810
Steelcase, Inc. - Class A	56,980	425,071
Universal Forest Products, Inc.	14,690	453,480
		6,920,733

Consumer Discretionary — 16.0%
Chico's FAS, Inc.	52,680	586,855
Cooper Tire & Rubber Co.	36,740	514,727
Fred's, Inc. - Class A	19,839	289,253
Hillenbrand, Inc.	21,990	490,817
Jones Group, Inc. (The)	80,702	851,406
Meredith Corp.†	23,195	757,317
RadioShack Corp.	43,407	421,482
Regis Corp.	30,670	507,589
Sotheby's	10,870	310,121
Stewart Enterprises, Inc. - Class A	33,160	191,002
Wendy's Co. (The)	61,910	331,838
		5,252,407

Materials — 12.6%
AK Steel Holding Corp.†	67,100	554,246
Cabot Corp.	19,260	619,016
Commercial Metals Co.	54,900	759,267
Eagle Materials, Inc.	32,435	832,282
HB Fuller Co.	25,895	598,433
Kaiser Aluminum Corp.	3,390	155,533
PolyOne Corp.	46,860	541,233
Wausau Paper Corp.	10,940	90,364
		4,150,374

Information Technology — 10.6%
ADTRAN, Inc.	9,720	293,155
Brooks Automation, Inc.	37,910	389,336
Cohu, Inc.	36,716	416,727
Intersil Corp. - Class A	74,170	774,335
Methode Electronics, Inc.	45,930	380,760
Micrel, Inc.	75,185	760,120
MKS Instruments, Inc.	16,790	467,098
		3,481,531

Utilities — 3.2%
Allete, Inc.	4,065	170,649
American States Water Co.	3,700	129,130
California Water Service Group	7,740	141,332
Northwest Natural Gas Co.	8,820	422,743
Otter Tail Corp.	8,530	187,831
		1,051,685

Energy — 2.8%
Bristow Group, Inc.	14,235	674,597
Tsakos Energy Navigation Ltd.	51,840	247,795
		922,392

Health Care — 2.4%
STERIS Corp.	26,200	781,284

Consumer Staples — 0.9%
Cal-Maine Foods, Inc.†	2,000	73,140
Fresh Del Monte Produce, Inc.	8,515	212,960
		286,100

Telecommunication Services — 0.5%
NTELOS Holdings Corp.	8,273	168,604
Total Common Stocks		$31,868,047

Investment Funds — 11.8%
Invesco Liquid Assets Portfolio**	2,515,578	2,515,578
Touchstone Institutional Money Market
Fund^	1,378,046	1,378,046
Total Investment Funds		$3,893,624

Total Investment Securities — 108.7%
(Cost $36,209,213)		$35,761,671

Liabilities in Excess of Other Assets — (8.7%)		(2,860,786)

Net Assets — 100.0%		$32,900,885
39

Touchstone Small Cap Value Fund (Continued)

†	All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2011 was $2,432,258.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$31,868,047	$—	$—	$31,868,047
Investment
Funds	3,893,624	—	—	3,893,624
				$35,761,671

See accompanying Notes to Portfolios of Investments.

40

Portfolio of Investments

Touchstone Total Return Bond Fund – December 31, 2011 (Unaudited)

Principal		Market
Amount		Value

	U.S. Government Agency Obligations — 2.1%
$6,898	FHA Reilly, 6.840%, 6/1/14	$6,624
29,824	FHA USGI, 7.430%, 8/1/23	29,824
21,270	Small Business Administration
	Participation Certificates,
	5.300%, 3/1/12	21,419
265,441	Small Business Administration
	Participation Certificates,
	5.340%, 11/1/21	290,413
88,341	Small Business Administration
	Participation Certificates,
	6.150%, 2/1/18	95,690
25,421	Small Business Administration
	Participation Certificates,
	6.450%, 12/1/15	27,265
22,936	Small Business Administration
	Participation Certificates,
	7.150%, 1/1/17	25,073
84,478	Small Business Administration
	Participation Certificates,
	7.300%, 9/1/19	93,791
11,310	Small Business Administration
	Participation Certificates,
	7.400%, 8/1/12	11,549
475,000	Tennessee Valley Authority,
	4.650%, 6/15/12	559,857
	Total U.S. Government Agency
	Obligations	$1,161,505

	U.S. Treasury Obligations — 11.8%
165,000	U.S. Treasury Bond, 4.750%, 2/15/41	227,391
1,450,000	U.S. Treasury Note, 0.750%, 3/31/13	1,460,082
1,125,000	U.S. Treasury Note, 2.625%, 11/15/20	1,211,132
1,800,000	U.S. Treasury Note, 3.625%, 2/15/21	2,089,829
1,000,000	U.S. Treasury Strip, Principal,
	0.000%, 8/15/25#	701,280
700,000	U.S. Treasury Strip, Principal,
	0.000%, 8/15/30#	409,298
930,000	U.S. Treasury Strip, Principal,
	0.000%, 8/15/35#	452,489
	Total U.S. Treasury Obligations	$6,551,501

	Corporate Bonds — 23.5%

	Industrials — 7.1%
71,833	Astro Offshore Corp.,
	6.000%, 12/20/19	81,957
122,000	Canal Barge Co., Inc., 4.500%, 11/12/34	145,708
263,295	Continental Airlines 2000-2 Class A-1
	Pass Through Trust, 7.707%, 4/2/21	282,042
300,000	CSX Transportation, Inc.,
	6.550%, 6/15/13	323,404
324,094	Delta Air Lines 2010-2 Class A Pass
	Through Trust, 4.950%, 5/23/19	328,145
373,339	Federal Express Corp. 1998 Pass
	Through Trust, 6.845%, 1/15/19	410,673
100,392	Federal Express Corp. 1999 Pass
	Through Trust, 7.650%, 1/15/22	119,969
354,000	Kansas City Southern Railway,
	8.000%, 6/1/15	375,682
214,000	Matson Navigation Co., Inc.,
	5.337%, 9/4/28	250,316
422,932	Southwest Airlines Co. 2007-1 Pass
	Through Trust, 6.150%, 8/1/22	454,652
184,301	Sterling Equipment, 6.125%, 9/28/19	206,467
151,960	Union Pacific Railroad Co. 2001 Pass
	Through Trust, 6.630%, 1/27/22	176,839
393,682	Union Pacific Railroad Co. 2006 Pass
	Through Trust, 5.866%, 7/2/30	456,588
279,000	Vessel Management Services, Inc.,
	5.125%, 4/16/35	321,581
		3,934,023

	Financials — 6.8%
350,000	Ally Financial, Inc., 6.875%, 8/28/12	353,555
270,000	Delphi Financial Group, Inc.,
	7.875%, 1/31/20	306,939
550,000	Ford Motor Credit Co. LLC,
	5.625%, 9/15/15	569,222
495,000	General Electric Capital Corp. MTN,
	5.625%, 5/1/18	554,401
400,000	National Rural Utilities Cooperative
	Finance Corp., 10.375%, 11/1/18	575,502
150,000	Private Export Funding Corp.,
	4.300%, 12/15/21	174,047
500,000	Provident Cos, Inc., 7.000%, 7/15/18	543,725
475,000	USB Capital IX, 3.500%, 12/31/49(A)	331,213
475,000	Wachovia Capital Trust III,
	5.570%, 12/31/49(A)	397,812
		3,806,416

	Utilities — 4.4%
200,000	California Water Service Co.,
	5.500%, 12/1/40	237,107
450,000	Commonwealth Edison Co.,
	5.900%, 3/15/36	551,857
650,000	Dominion Resources, Inc./VA,
	2.879%, 9/30/66(A)	546,240
375,000	Nevada Power Co., 5.875%, 1/15/15	420,603
140,000	Nevada Power Co., 6.500%, 8/1/18	168,825
550,000	NextEra Energy Capital Holdings, Inc.,
	6.350%, 10/1/66(A)	550,275
		2,474,907

	Consumer Staples — 1.7%
447,029	American Airlines 2011-1 Class B Pass
	Through Trust, 144a,
	7.000%, 1/31/18	397,856
392,372	CVS Pass-Through Trust,
	6.036%, 12/10/28	408,338
125,314	CVS Pass-Through Trust, 144a,
	7.507%, 1/10/32	144,940
		951,134
41

Touchstone Total Return Bond Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 23.5% (Continued)

	Health Care — 0.8%
$425,000	HCA, Inc., 7.250%, 9/15/20	$448,375

	Transportation — 0.8%
335,000	Totem Ocean Trailer Express, Inc.,
	6.365%, 4/15/28	442,203

	Energy — 0.8%
103,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	110,467
150,000	Chesapeake Energy Corp.,
	6.875%, 11/15/20	160,500
157,135	Rowan Cos, Inc., 2.800%, 10/20/13	158,269
		429,236

	Consumer Discretionary — 0.6%
325,000	PulteGroup, Inc., 5.250%, 1/15/14	318,500

	Consumer Services — 0.5%
250,000	Royal Caribbean Cruises Ltd.,
	7.000%, 6/15/13	262,500
	Total Corporate Bonds	$13,067,294

	U.S. Government Mortgage-Backed
	Obligations — 21.9%
500,000	FHLMC, 3.750%, 3/27/12	570,766
132,049	FHLMC, Pool #G01665, 5.500%, 3/1/34	145,327
140,404	FHLMC, Pool #G02558, 6.000%, 1/1/37	154,691
32,846	FHLMC, Pool #G03871, 5.500%, 2/1/38	35,942
130,560	FHLMC, Pool #G04123, 6.000%, 3/1/38	143,601
42,526	FHLMC, Pool #G04346, 6.000%, 5/1/38	47,052
65,009	FHLMC, Pool #G05888, 5.500%, 10/1/39	70,893
56,038	FNMA, Pool #190391, 6.000%, 9/1/38	61,749
238,968	FNMA, Pool #465711, 4.680%, 8/1/28	263,328
844,234	FNMA, Pool #745275, 5.000%, 2/1/36	912,726
766,362	FNMA, Pool #745418, 5.500%, 4/1/36	836,799
75,421	FNMA, Pool #831811, 6.000%, 9/1/36	83,782
121,966	FNMA, Pool #874210, 5.260%, 1/1/25	140,764
119,409	FNMA, Pool #888222, 6.000%, 2/1/37	131,727
56,671	FNMA, Pool #888829, 5.832%, 6/1/37	64,494
254,678	FNMA, Pool #889507, 6.000%, 5/1/38	280,633
116,822	FNMA, Pool #889684, 5.500%, 8/1/37	127,559
137,217	FNMA, Pool #911586, 6.000%, 4/1/37	151,891
69,144	FNMA, Pool #926050, 5.000%, 4/1/38	74,743
173,708	FNMA, Pool #929317, 5.500%, 3/1/38	190,108
104,436	FNMA, Pool #931293, 6.000%, 6/1/39	118,360
152,173	FNMA, Pool #958736, 4.940%, 5/1/19	171,186
198,534	FNMA, Pool #995018, 5.500%, 6/1/38	216,595
9,162	FNMA, Pool #995196, 6.000%, 7/1/38	10,107
67,178	FNMA, Pool #995226, 6.000%, 11/1/38	74,045
227,538	FNMA, Pool #AA3414, 4.500%, 3/1/39	242,323
116,735	FNMA, Pool #AB1152, 4.000%, 6/1/25	123,152
437,369	FNMA, Pool #AD0101, 4.879%, 7/1/19	486,210
524,834	FNMA, Pool #AD0166, 4.876%, 8/1/19	583,704
145,954	FNMA, Pool #AD0342, 4.639%, 10/1/19	163,853
196,340	FNMA, Pool #AD0786, 4.501%, 1/1/20	216,847
171,937	FNMA, Pool #AD0910, 4.601%, 4/1/20	192,795
222,536	FNMA, Pool #AD1608, 4.000%, 2/1/25	234,769
131,832	FNMA, Pool #AD1656, 4.500%, 3/1/40	140,398
539,155	FNMA, Pool #AE0446, 4.086%, 9/1/20	592,246
67,035	FNMA, Pool #AE8068, 4.000%, 12/1/40	71,121
97,396	FNMA, Pool #AE8073, 4.000%, 12/1/40	103,029
273,626	FNMA, Pool #AE8886, 3.500%, 12/1/25	286,397
46,007	FNMA, Pool #AE9108, 5.000%, 12/1/40	49,754
89,473	FNMA, Pool #AH6574, 4.000%, 3/1/41	94,928
932,700	FNMA, Pool #AE2771, 3.500%, 8/1/26	982,352
653,418	FNMA, Pool #AH1519, 3.500%, 12/1/25	683,915
265,516	GNMA, Pool #3665, 5.500%, 1/20/35	299,677
118,972	GNMA, Pool #4441, 5.000%, 5/20/39	128,568
117,927	GNMA, Pool #712690, 5.000%, 4/15/39	131,087
294,881	GNMA, Pool #751408, 4.826%, 6/20/61	325,018
326,484	GNMA, Pool #756686, 4.697%, 9/20/61	360,022
556,332	GNMA, Pool #757327, 4.295%, 7/20/61	607,145
	Total U.S. Government
	Mortgage-Backed Obligations	$12,178,178

	Commercial Mortgage-Backed Securities — 3.4%
300,000	Citigroup Commercial Mortgage Trust,
	Ser 2007-C6, Class A4,
	5.697%, 12/10/49(A)	330,751
505,000	Citigroup/Deutsche Bank Commercial
	Mortgage Trust, Ser 2006-CD3,
	Class AJ, 5.688%, 10/15/48	282,813
200,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2005-LDP4, Class AM,
	4.999%, 10/15/42(A)	210,405
506,799	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2006-CB17, Class A3,
	5.450%, 12/12/43	511,561
550,000	Merrill Lynch/Countrywide
	Commercial Mortgage Trust, Ser
	2006-3, Class AM,
	5.456%, 7/12/46(A)	550,280
	Total Commercial
	Mortgage-Backed Securities	$1,885,810

	Agency Collateralized Mortgage
	Obligations — 10.3%
231,941	Federal Agricultural Mortgage Corp.,
	Ser AM-1003, Class 1,
	6.770%, 4/25/13(A)	247,055
141,000	FHLMC Multifamily Structured Pass
	Through Certificates, Ser -K009,
	Class A2, 3.808%, 8/25/20	153,033
234,000	FHLMC Multifamily Structured Pass
	Through Certificates, Ser -K012,
	Class A2, 4.186%, 12/25/20(A)	261,187
42

Touchstone Total Return Bond Fund (Continued)

Principal		Market
Amount		Value

	Agency Collateralized Mortgage
	Obligations — 10.3% (Continued)
$375,000	GNMA, Ser 2008-39, Class B,
	4.549%, 6/16/28	$396,650
117,627	GNMA, Ser 2009-114, Class A,
	3.103%, 12/16/38	121,388
325,000	GNMA, Ser 2009-27, Class B,
	4.353%, 2/16/41	359,207
198,831	GNMA, Ser 2009-4, Class A,
	3.813%, 11/16/37	207,298
521,668	GNMA, Ser 2009-86, Class A,
	3.536%, 9/16/35	545,181
355,525	GNMA, Ser 2010-49, Class A,
	2.870%, 3/16/51	367,347
748,633	GNMA, Ser 2011-147, Class A,
	2.174%, 7/16/38	760,151
1,281,423	GNMA, Ser 2011-31, Class A,
	2.210%, 12/16/35	1,302,621
987,170	GNMA, Ser 2011-47, Class A,
	2.070%, 4/16/32	999,889
	Total Agency Collateralized
	Mortgage Obligations	$5,721,007

	Asset-Backed Securities — 23.3%
182,518	Burlington Northern and Santa Fe
	Railway Co. 1998-C Pass Through
	Trust, 6.230%, 7/2/18	206,451
134,074	Burlington Northern and Santa Fe
	Railway Co. 2004-1 Pass Through
	Trust, 4.575%, 1/15/21	144,529
526,533	CenterPoint Energy Transition Bond
	Co. LLC, Ser 2009-1, Class A1,
	1.833%, 2/15/16	535,046
575,000	FPL Recovery Funding LLC, Ser
	2007-A, Class A4, 5.256%, 8/1/21	676,763
217,056	Oncor Electric Delivery Transition
	Bond Co. LLC, Ser 2003-1, Class A3,
	4.950%, 2/15/15	221,539
181,899	Small Business Administration
	Participation Certificates, Ser
	2000-20K, Class 1, 7.220%, 11/1/20	203,561
157,195	Small Business Administration
	Participation Certificates, Ser
	2001-20A, Class 1, 6.290%, 1/1/21	173,168
299,466	Small Business Administration
	Participation Certificates, Ser
	2002-20H, Class 1, 5.310%, 8/1/22	327,975
42,901	Small Business Administration
	Participation Certificates, Ser
	2003-10B, Class 1, 3.390%, 3/1/13	43,328
463,953	Small Business Administration
	Participation Certificates, Ser
	2003-20B, Class 1, 4.840%, 2/1/23	504,993
167,910	Small Business Administration
	Participation Certificates, Ser
	2003-20D, Class 1, 4.760%, 4/1/23	182,710
114,458	Small Business Administration
	Participation Certificates, Ser
	2004-20D, Class 1, 4.770%, 4/1/24	125,034
808,635	Small Business Administration
	Participation Certificates, Ser
	2004-20K, Class 1, 4.880%, 11/1/24	887,385
191,178	Small Business Administration
	Participation Certificates, Ser
	2005-10E, Class 1, 4.540%, 9/1/15	198,974
380,795	Small Business Administration
	Participation Certificates, Ser
	2005-20B, Class 1, 4.625%, 2/1/25	415,641
185,883	Small Business Administration
	Participation Certificates, Ser
	2005-20H, Class 1, 5.110%, 8/1/25	205,357
102,133	Small Business Administration
	Participation Certificates, Ser
	2005-20L, Class 1, 5.390%, 12/1/25	113,861
456,857	Small Business Administration
	Participation Certificates, Ser
	2006-20B, Class 1, 5.350%, 2/1/26	503,937
269,005	Small Business Administration
	Participation Certificates, Ser
	2006-20H, Class 1, 5.700%, 8/1/26	302,215
361,298	Small Business Administration
	Participation Certificates, Ser
	2006-20K, Class 1, 5.360%, 11/1/26	403,412
187,289	Small Business Administration
	Participation Certificates, Ser
	2006-20L, Class 1, 5.120%, 12/1/26	208,350
273,627	Small Business Administration
	Participation Certificates, Ser
	2007-20A, Class 1, 5.320%, 1/1/27	305,477
206,128	Small Business Administration
	Participation Certificates, Ser
	2007-20E, Class 1, 5.310%, 5/1/27	230,004
138,297	Small Business Administration
	Participation Certificates, Ser
	2007-20F, Class 1, 5.710%, 6/1/27	156,006
142,000	Small Business Administration
	Participation Certificates, Ser
	2007-20G, Class 1, 5.820%, 7/1/27	161,174
126,471	Small Business Administration
	Participation Certificates, Ser
	2007-20I, Class 1, 5.560%, 9/1/27	141,761
440,187	Small Business Administration
	Participation Certificates, Ser
	2007-20L, Class 1, 5.290%, 12/1/27	490,965
617,421	Small Business Administration
	Participation Certificates, Ser
	2008-20A, Class 1, 5.170%, 1/1/28	692,796
152,044	Small Business Administration
	Participation Certificates, Ser
	2008-20C, Class 1, 5.490%, 3/1/28	170,183
43

Touchstone Total Return Bond Fund (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 23.3% (Continued)
$134,759	Small Business Administration
	Participation Certificates, Ser
	2008-20D, Class 1, 5.370%, 4/1/28	$150,159
96,785	Small Business Administration
	Participation Certificates, Ser
	2008-20E, Class 1, 5.490%, 5/1/28	107,913
159,924	Small Business Administration
	Participation Certificates, Ser
	2008-20I, Class 1, 5.600%, 9/1/28	181,179
414,945	Small Business Administration
	Participation Certificates, Ser
	2009-20B, Class 1, 4.760%, 2/1/29	456,208
1,048,277	Small Business Administration
	Participation Certificates, Ser
	2009-20C, Class 1, 4.660%, 3/1/29	1,148,867
215,889	Small Business Administration
	Participation Certificates, Ser
	2009-20D, Class 1, 4.310%, 4/1/29	234,055
236,897	Small Business Administration
	Participation Certificates, Ser
	2009-20E, Class 1, 4.430%, 5/1/29	260,556
115,749	Small Business Administration
	Participation Certificates, Ser
	2009-20F, Class 1, 4.950%, 6/1/29	127,876
436,834	Small Business Administration
	Participation Certificates, Ser
	2009-20J, Class 1, 3.920%, 10/1/29	470,528
816,875	Small Business Administration
	Participation Certificates, Ser
	2010-20I, Class 1, 3.210%, 9/1/30	857,616
	Total Asset-Backed Securities	$12,927,552

	Sovereign Government Obligations — 1.1%
17,073	Ecuador Government AID Bond,
	7.050%, 5/1/15	19,188
425,000	Israel Government AID Bond,
	5.500%, 9/18/33	562,451
	Total Sovereign Government Obligations	$581,639

	Investment Fund — 1.6%
877,541	Touchstone Institutional Money Market Fund^	$877,541

	Total Investment Securities — 99.0%
	(Cost $53,215,684)	$54,952,027

	Other Assets in Excess of Liabilities — 1.0%	544,687

	Net Assets — 100.0%	$55,496,714

#	Strips Security - Zero Coupon Bond.

(A)	Variable rate security - the rate reflected is the rate in effect as of December 31, 2011.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

FHA - Federal Housing Authority

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

MTN - Medium Term Note

144A - This is a restricted security that was sold in a transaction exempt from rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, these securities were valued at $542,796 or 1.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

44

Touchstone Total Return Bond Fund (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Asset-Backed
Securities	$—	$12,927,552	$—	$12,927,552
Commercial
Mortgage-Backed
Securities	—	1,885,810	—	1,885,810
Common
Stocks	—	—	—	—
Corporate
Bonds	—	13,067,294	—	13,067,294
Investment
Fund	877,541	—	—	877,541
Sovereign
Government
Obligations	$—	581,639	—	581,639
U.S
Government
Agency
Obligations	—	1,161,505	—	1,161,505
U.S. Treasury
Obligations	—	6,551,501	—	6,551,501
U.S
Government
Mortgage-Backed
Obligations	—	12,178,178	—	12,178,178
Agency
Collateralized
Mortgage
Obligations	—	5,721,007	—	5,721,007
				$54,952,027

See accompanying Notes to the Portfolios of Investments.

45

Portfolio of Investments

Touchstone Ultra Short Duration Fixed Income Fund – December 31, 2011 (Unaudited)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 24.4%
$2,300,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2002-2, Class C, 5.315%, 7/11/43	$2,323,814
3,012,856	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2003-2, Class A3, 4.873%, 3/11/41(A)	3,065,789
1,624,145	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2004-6, Class A3, 4.512%, 12/10/42	1,649,663
154,872	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-2, Class A4, 4.783%, 7/10/43(A)	154,799
367,799	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-3, Class ASB, 4.589%, 7/10/43	382,517
201,379	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-4, Class A2, 4.764%, 7/10/45	201,301
3,353,707	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2006-2, Class A2, 5.713%, 5/10/45	3,352,503
1,435,421	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2007-1, Class A2, 5.381%, 1/15/49	1,433,590
1,306,659	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2007-5, Class A2, 5.434%, 2/10/51	1,320,716
2,172,698	Bear Stearns Commercial Mortgage
	Securities, Ser 2002-PBW1, Class A2,
	4.720%, 11/11/35(A)	2,195,505
1,092,434	Bear Stearns Commercial Mortgage
	Securities, Ser 2004-PWR4, Class A2,
	5.286%, 6/11/41(A)	1,132,951
1,516,673	Bear Stearns Commercial Mortgage
	Securities, Ser 2007-T26, Class A2,
	5.330%, 1/12/45	1,517,988
2,200,000	CDC Commercial Mortgage Trust, Ser
	2002-FX1, Class D, 6.005%, 5/15/35	2,213,222
2,812,629	Commercial Mortgage Asset Trust, Ser
	1999-C1, Class A4,

	6.975%, 1/17/32(A)	2,909,408
3,400,000	Commercial Mortgage Pass Through
	Certificates, Ser 2001-J2A, Class B,
	144a, 6.304%, 7/16/34	3,409,466
1,087,268	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 1998-C2, Class
	D, 7.130%, 11/15/30	1,115,707
2,500,000	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2002-CP5, Class
	A2, 4.940%, 12/15/35	2,550,253
3,366,467	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2005-C5, Class
	A3, 5.100%, 8/15/38(A)	3,425,693
1,210,023	Credit Suisse Mortgage Capital
	Certificates, Ser 2006-C3, Class A2,
	5.815%, 6/15/38(A)	1,215,938
3,506,500	Credit Suisse Mortgage Capital
	Certificates, Ser 2007-C2, Class A2,
	5.448%, 1/15/49(A)	3,540,369
3,220,171	Credit Suisse Mortgage Capital
	Certificates, Ser 2007-C5, Class A2,
	5.589%, 9/15/40	3,263,038
1,840,527	DLJ Commercial Mortgage Corp., Ser
	2000-CF1, Class B1,
	8.481%, 6/10/33(A)	1,852,030
44,862	GMAC Commercial Mortgage
	Securities, Inc., Ser 2001-C2, Class
	A2, 6.700%, 4/15/34	44,868
244,672	GMAC Commercial Mortgage
	Securities, Inc., Ser 2004-C2, Class
	A2, 4.760%, 8/10/38	244,922
2,816,341	Greenwich Capital Commercial
	Funding Corp., Ser 2003-C2, Class
	A3, 4.533%, 1/5/36	2,833,833
2,750,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2002-C3, Class B, 5.146%, 7/12/35(A)	2,780,599
176,306	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2002-CIB5, Class A1,
	4.372%, 10/12/37	176,214
2,750,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2002-CIB5, Class B,
	5.308%, 10/12/37	2,796,857
858,497	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2003-PM1A, Class A3,
	5.169%, 8/12/40(A)	876,945
480,712	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2004-CBX, Class A4,
	4.529%, 1/12/37	480,585
546,294	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2004-LN2, Class A1,
	4.475%, 7/15/41	551,981
2,183,200	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2005-CB12, Class A3A2,
	4.928%, 9/12/37	2,232,010
2,475,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2005-LDP4, Class A3A2,
	4.903%, 10/15/42	2,496,181
50,618	JP Morgan Commercial Mortgage
	Finance Corp., Ser 2000-C9, Class G,
	144a, 6.250%, 10/15/32	50,675
414,563	LB Commercial Conduit Mortgage
	Trust, Ser 1998-C1, Class D,
	6.980%, 2/18/30	422,702
46

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 24.4%
	(Continued)
$23,971	LB Commercial Conduit Mortgage
	Trust, Ser 1998-C4, Class F, 144a,
	6.000%, 10/15/35	$23,941
3,152,708	LB Commercial Conduit Mortgage
	Trust, Ser 2007-C3, Class A2,
	5.840%, 7/15/44(A)	3,191,662
552,602	LB-UBS Commercial Mortgage Trust,
	Ser 2003-C7, Class A2,
	4.064%, 9/15/27(A)	552,987
1,138,935	LB-UBS Commercial Mortgage Trust,
	Ser 2003-C8, Class A3,
	4.830%, 6/15/13	1,155,293
196,459	LB-UBS Commercial Mortgage Trust,
	Ser 2004-C7, Class A4,
	4.395%, 10/15/29	196,935
2,227,001	LB-UBS Commercial Mortgage Trust,
	Ser 2005-C7, Class A2,
	5.103%, 11/15/30	2,226,064
513,096	LB-UBS Commercial Mortgage Trust,
	Ser 2006-C4, Class A2,
	5.868%, 6/15/32(A)	513,219
214,095	Merrill Lynch Mortgage Trust, Ser
	2003-KEY1, Class A3,
	4.893%, 11/12/35	220,237
419,805	Merrill Lynch/Countrywide
	Commercial Mortgage Trust, Ser
	2006-2, Class A2, 5.878%, 6/12/46(A)	431,875
3,650,000	Morgan Stanley Capital I, Ser
	2007-IQ15, Class A2,
	5.839%, 6/11/49(A)	3,695,581
205,837	Morgan Stanley Dean Witter Capital I,
	Ser 2001-TOP3, Class A4,
	6.390%, 7/15/33	205,686
4,160,000	Morgan Stanley Dean Witter Capital I,
	Ser 2003-HQ2, Class B,
	5.040%, 3/12/35	4,248,317
2,252,000	Salomon Brothers Mortgage
	Securities VII, Inc., Ser 2001-C2,
	Class G, 7.222%, 11/13/36(A)	2,250,212
172,253	Wachovia Bank Commercial Mortgage
	Trust, Ser 2003-C9, Class A3,
	4.608%, 12/15/35	174,262
2,300,000	Wachovia Bank Commercial Mortgage
	Trust, Ser 2004-C11, Class A4,
	5.030%, 1/15/41	2,366,206
2,655,951	Wachovia Bank Commercial Mortgage
	Trust, Ser 2005-C17, Class APB,
	5.037%, 3/15/42	2,748,472
1,863,451	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C33, Class A2,
	5.854%, 2/15/51(A)	1,879,483
	Total Commercial
	Mortgage-Backed Securities	$86,295,064

	U.S. Government Mortgage-Backed
	Obligations — 20.9%
348,573	FHLMC, Pool #1B2629,
	2.566%, 11/1/34(A)	366,749
1,258,542	FHLMC, Pool #1B7189,
	3.224%, 3/1/36(A)	1,331,671
547,301	FHLMC, Pool #1G1471,
	4.338%, 1/1/37(A)	578,573
3,355,196	FHLMC, Pool #1H1354,
	5.849%, 11/1/36(A)	3,602,793
288,076	FHLMC, Pool #1H2524,
	2.471%, 8/1/35(A)	304,079
903,939	FHLMC, Pool #1J1813,
	5.688%, 8/1/37(A)	963,600
727,250	FHLMC, Pool #1K1238,
	2.498%, 7/1/36(A)	767,227
719,886	FHLMC, Pool #1L0087,
	5.062%, 6/1/35(A)	765,651
702,940	FHLMC, Pool #1L1288,
	2.500%, 5/1/36(A)	734,633
690,293	FHLMC, Pool #1Q0080,
	2.443%, 1/1/36(A)	729,367
1,336,531	FHLMC, Pool #1Q0119,
	2.604%, 9/1/36(A)	1,422,556
1,968,976	FHLMC, Pool #1Q0187,
	2.538%, 12/1/36(A)	2,093,037
597,712	FHLMC, Pool #1Q0669,
	3.676%, 11/1/37(A)	630,580
3,359,736	FHLMC, Pool #1Q1303,
	5.581%, 11/1/36(A)	3,598,989
2,023,681	FHLMC, Pool #781515,
	2.500%, 4/1/34(A)	2,130,483
594,388	FHLMC, Pool #847795,
	2.463%, 4/1/35(A)	626,471
457,074	FHLMC, Pool #848088,
	2.479%, 4/1/35(A)	481,657
3,404,312	FHLMC, Pool #848539,
	5.240%, 4/1/37(A)	3,651,986
3,373,815	FHLMC, Pool #848583,
	2.515%, 1/1/36(A)	3,553,880
80,152	FHLMC, Pool #G11072,
	7.500%, 12/1/15	85,890
1,383,271	FHLMC, Pool #J10895,
	4.000%, 10/1/19	1,466,013
1,627,125	FHLMC, Pool #782760,
	6.005%, 11/1/36(A)	1,741,338
34,227	FNMA, Pool #519992, 7.000%, 10/1/14	36,457
21,276	FNMA, Pool #534851, 7.500%, 4/1/15	22,649
34,055	FNMA, Pool #535219, 7.500%, 3/1/15	36,027
18	FNMA, Pool #535635, 8.500%, 6/1/12	18
165,610	FNMA, Pool #555646, 7.500%, 9/1/16	176,832
703,901	FNMA, Pool #679742,
	2.955%, 1/1/40(A)	745,203
171,441	FNMA, Pool #681842,
	2.375%, 2/1/33(A)	177,431
47

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 20.9% (Continued)
$595,882	FNMA, Pool #681898,
	2.375%, 4/1/33(A)	$620,763
604,911	FNMA, Pool #725245,
	2.368%, 2/1/34(A)	637,357
3,044,418	FNMA, Pool #725490,
	2.430%, 4/1/34(A)	3,204,282
1,292,403	FNMA, Pool #735439, 6.000%, 9/1/19	1,397,767
354,268	FNMA, Pool #735539,
	2.486%, 4/1/35(A)	373,498
255,359	FNMA, Pool #743207,
	2.316%, 10/1/33(A)	268,778
293,094	FNMA, Pool #745467,
	5.580%, 4/1/36(A)	313,694
583,422	FNMA, Pool #745790,
	4.480%, 8/1/36(A)	605,338
3,293,542	FNMA, Pool #761411, 4.500%, 5/1/19	3,524,514
313,889	FNMA, Pool #784365,
	2.046%, 5/1/34(A)	329,233
220,894	FNMA, Pool #804001,
	2.310%, 10/1/34(A)	231,606
452,339	FNMA, Pool #806765,
	2.027%, 11/1/34(A)	475,536
200,546	FNMA, Pool #809897,
	2.374%, 3/1/35(A)	210,751
883,482	FNMA, Pool #810896,
	1.964%, 1/1/35(A)	928,549
443,212	FNMA, Pool #813170,
	2.450%, 1/1/35(A)	467,720
839,896	FNMA, Pool #813714,
	2.199%, 1/1/35(A)	877,016
3,818,079	FNMA, Pool #813844,
	1.933%, 1/1/35(A)	4,018,961
2,487,186	FNMA, Pool #825395,
	2.468%, 7/1/35(A)	2,628,354
1,740,192	FNMA, Pool #827787,
	2.046%, 5/1/35(A)	1,832,083
272,584	FNMA, Pool #828480,
	2.605%, 6/1/35(A)	289,069
1,264,174	FNMA, Pool #839239,
	4.951%, 9/1/35(A)	1,335,311
346,669	FNMA, Pool #888179,
	4.785%, 2/1/37(A)	366,262
179,706	FNMA, Pool #888548,
	2.892%, 5/1/35(A)	189,761
1,734,957	FNMA, Pool #922674,
	2.667%, 4/1/36(A)	1,851,036
362,878	FNMA, Pool #950385,
	5.791%, 8/1/37(A)	387,768
766,714	FNMA, Pool #995284, 5.500%, 3/1/20	832,914
3,166,812	FNMA, Pool #AA1150, 4.000%, 4/1/23	3,373,925
2,929,185	FNMA, Pool #AE0727, 4.000%, 10/1/20	3,120,689
3,163,611	FNMA, Pool #AL0478,
	2.583%, 4/1/36(A)	3,346,543
1,123,496	GNMA, Pool #80826,
	2.500%, 2/20/34(A)	1,163,237
711,142	GNMA, Pool #80889,
	1.750%, 4/20/34(A)	735,259
1,004,619	GNMA, Pool #81016,
	1.625%, 8/20/34(A)	1,033,415
12,300	GNMA, Pool #8103, 4.000%, 2/20/16(A)	12,899
23,889	GNMA, Pool #8287,
	4.000%, 11/20/17(A)	25,133
25,582	GNMA, Pool #8297,
	4.000%, 12/20/17(A)	26,914
47,614	GNMA, Pool #8333, 4.000%, 3/20/18(A)	49,936
29,263	GNMA, Pool #8345, 4.000%, 4/20/18(A)	30,583
42,583	GNMA, Pool #8366, 3.000%, 6/20/18(A)	44,346
17,411	GNMA, Pool #8405, 4.000%, 9/20/18(A)	18,251
2,799	GNMA, Pool #8462, 3.000%, 2/20/19(A)	2,923
17,476	GNMA, Pool #8489, 4.000%, 4/20/19(A)	18,263
	Total U.S. Government
	Mortgage-Backed Obligations	$74,022,077

	Agency Collateralized Mortgage
	Obligations — 4.1%
946,110	FHLMC REMIC, Ser -2571, Class FN,
	0.928%, 8/15/32(A)	947,646
172,814	FHLMC REMIC, Ser -2575, Class LM,
	4.500%, 5/15/32	176,049
390,535	FHLMC REMIC, Ser -2586, Class WA,
	4.000%, 12/15/32	401,493
569,679	FHLMC REMIC, Ser -2590, Class UL,
	3.750%, 3/15/32	600,429
578,078	FHLMC REMIC, Ser -2594, Class YA,
	4.000%, 4/15/23	609,548
109,274	FHLMC REMIC, Ser -2628, Class BG,
	3.500%, 7/15/16	109,300
44,947	FHLMC REMIC, Ser -2682, Class HG,
	4.000%, 4/15/17	45,097
1,648,533	FHLMC REMIC, Ser -2770, Class FH,
	0.678%, 3/15/34(A)	1,649,018
484,416	FHLMC REMIC, Ser -2904, Class CA,
	5.000%, 4/15/19	503,222
4,683	FHLMC REMIC, Ser -2904, Class CM,
	5.000%, 1/15/18	4,682
958,065	FHLMC REMIC, Ser -2977, Class NY,
	5.500%, 5/15/33	998,864
528,267	FHLMC REMIC, Ser -3104, Class BA,
	5.500%, 6/15/24	547,656
63,288	FHLMC REMIC, Ser -3197, Class AB,
	5.500%, 8/15/13	63,589
82,245	FHLMC REMIC, Ser -3242, Class NC,
	5.750%, 12/15/28	82,214
713,293	FNMA REMICS, Ser 2003-119, Class PU,
	4.000%, 11/25/33	744,039
183,643	FNMA REMICS, Ser 2003-129, Class
	PW, 4.500%, 7/25/33	185,893
234,626	FNMA REMICS, Ser 2003-19, Class ME,
	4.000%, 1/25/33	244,759
48

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Agency Collateralized Mortgage Obligations — 4.1% (Continued)
$337,327	FNMA REMICS, Ser 2003-33, Class AM,
	4.250%, 5/25/33	$364,376
418,367	FNMA REMICS, Ser 2003-33, Class AU,
	4.000%, 3/25/33	438,820
1,814,299	FNMA REMICS, Ser 2003-51, Class PH,
	5.500%, 10/25/31	1,834,587
2,080,652	FNMA REMICS, Ser 2003-81, Class FE,
	0.794%, 9/25/33(A)	2,086,742
37,020	FNMA REMICS, Ser 2003-81, Class NY,
	4.500%, 9/25/16	37,073
1,083,080	FNMA REMICS, Ser 2004-96, Class LF,
	1.294%, 12/25/34(A)	1,084,145
248,334	FNMA REMICS, Ser 2007-9, Class YA,
	5.500%, 3/25/37	249,727
1,451,200	FNMA REMICS, Ser 2008-35, Class IO,
	4.500%, 4/25/23	111,309
504,586	FNMA REMICS, Ser 2008-95, Class AD,
	4.500%, 12/25/23	534,816
	Total Agency Collateralized Mortgage Obligations	$14,655,093

	Corporate Bonds — 21.1%

	Energy — 7.0%
4,885,000	Energy Transfer Partners LP,
	5.650%, 8/1/12	4,990,863
205,000	Energy Transfer Partners LP,
	6.000%, 7/1/13	215,809
1,058,000	Energy Transfer Partners LP,
	8.500%, 4/15/14	1,186,212
2,275,000	Enterprise Products Operating LLC,
	6.125%, 2/1/13	2,374,447
875,000	Enterprise Products Operating LLC,
	7.625%, 2/15/12	880,518
1,554,000	Enterprise Products Operating LLC,
	Ser M, 5.650%, 4/1/13	1,627,071
800,000	NuStar Pipeline Operating Partnership
	LP, 7.750%, 2/15/12	805,376
3,600,000	Petrohawk Energy Corp.,
	7.875%, 6/1/15	3,834,000
4,910,000	Plains All American Pipeline LP / PAA
	Finance Corp., 4.250%, 9/1/12	5,008,519
670,000	Spectra Energy Capital LLC,
	5.900%, 9/15/13	713,356
3,000,000	TransContinental Gas Pipe Line Co.
	LLC, Ser B, 8.875%, 7/15/12	3,120,549
		24,756,720

	Financials — 4.6%
2,525,000	American Express Co.,
	7.250%, 5/20/14	2,819,862
3,660,000	Caterpillar Financial Services Corp.,
	6.125%, 2/17/14	4,052,268
2,000,000	ERP Operating LP, REIT,
	6.625%, 3/15/12	2,020,352
621,000	HSBC Finance Corp., Ser NOT1,
	5.000%, 3/15/12	622,957
3,500,000	Metropolitan Life Global Funding I,
	144a, 2.000%, 1/10/14	3,520,657
450,000	National Rural Utilities Cooperative
	Finance Corp., 4.750%, 3/1/14	485,514
1,225,000	Northern Trust Corp., 4.625%, 5/1/14	1,317,643
1,235,000	WCI Finance LLC / WEA Finance LLC,
	144a, 5.400%, 10/1/12	1,265,349
		16,104,602

	Industrials — 3.5%
2,900,000	Allied Waste North America, Inc.,
	6.875%, 6/1/17	3,066,750
1,850,000	Avery Dennison Corp.,
	4.875%, 1/15/13	1,909,415
2,875,000	BAE Systems Holdings, Inc., 144a,
	4.950%, 6/1/14	3,038,225
1,543,000	CRH America, Inc., 5.300%, 10/15/13	1,602,623
2,830,000	CSX Corp., 6.300%, 3/15/12	2,858,209
		12,475,222

	Consumer Discretionary — 2.0%
2,550,000	DIRECTV Holdings LLC / DIRECTV
	Financing Co., Inc., 7.625%, 5/15/16	2,706,188
1,555,000	Time Warner Cable, Inc.,
	8.250%, 2/14/14	1,752,728
2,540,000	Time Warner Entertainment Co. LP,
	10.150%, 5/1/12	2,613,500
		7,072,416

	Materials — 1.5%
2,750,000	Teck Resources Ltd., 10.250%, 5/15/16	3,162,500
2,190,000	Xstrata Canada Corp., 7.250%, 7/15/12	2,255,983
		5,418,483

	Utilities — 1.3%
980,000	Allegheny Energy Supply Co. LLC,
	144a, 8.250%, 4/15/12	997,695
1,200,000	National Fuel Gas Co., 5.250%, 3/1/13	1,249,321
2,000,000	OnCor Electric Delivery Co. LLC,
	5.950%, 9/1/13	2,140,026
		4,387,042

	Telecommunication Services — 1.0%
3,345,000	Cellco Partnership / Verizon Wireless
	Capital LLC, 5.550%, 2/1/14	3,634,212

	Consumer Staples — 0.2%
780,000	Laurel Grocery Co. LLC,
	0.450%, 12/1/14(A)	780,000
	Total Corporate Bonds	$74,628,697

	Asset-Backed Securities — 14.0%
1,719,129	AmeriCredit Automobile Receivables
	Trust, Ser 2007-AX, Class A4,
	0.310%, 10/6/13(A)	1,714,860
49

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 14.0% (Continued)
$2,500,000	AmeriCredit Automobile Receivables
	Trust, Ser 2009-1, Class B,
	9.790%, 4/15/14	$2,685,923
4,500,000	Americredit Prime Automobile
	Receivable, Ser 2007-1, Class D,
	5.620%, 9/8/14	4,504,337
767,292	Americredit Prime Automobile
	Receivable, Ser 2007-2M, Class A4A,
	5.350%, 3/8/16	778,566
274,808	Bank of America Auto Trust, Ser
	2009-1A, Class A3, 144a,
	2.670%, 7/15/13	275,416
459,098	Bank of America Auto Trust, Ser
	2010-1A, Class A3, 144a,
	1.390%, 3/15/14	460,234
3,700,000	Capital Auto Receivables Asset Trust,
	Ser 2007-2, Class C, 144a,
	6.510%, 2/18/14	3,785,890
3,200,000	Chrysler Financial Auto Securitization
	Trust, Ser 2007-A, Class B, 144a,
	6.250%, 5/8/14	3,203,496
682,683	Chrysler Financial Auto Securitization
	Trust, Ser 2009-A, Class A3,
	2.820%, 1/15/16	687,258
1,414,235	Citigroup Mortgage Loan Trust, Inc.,
	Ser 2005-WF1, Class A3,
	5.000%, 11/25/34(A)	1,431,326
1,957,946	CPS Auto Trust, Ser 2010-A, Class A,
	144a, 2.890%, 3/15/16	1,958,985
1,868,490	DT Auto Owner Trust, Ser 2009-1,
	Class A1, 144a, 2.980%, 10/15/15	1,877,475
1,959,171	Ford Credit Auto Owner Trust, Ser
	2007-B, Class B, 5.690%, 11/15/12	1,968,328
3,015,991	Franklin Auto Trust, Ser 2008-A, Class
	B, 144a, 6.100%, 5/20/16	3,031,717
1,737,165	Great America Leasing Receivables,
	Ser 2009-1, Class A3, 144a,
	2.540%, 3/15/13	1,743,994
436,898	Harley-Davidson Motorcycle Trust, Ser
	2009-3, Class A3, 1.740%, 9/15/13	437,693
2,229,202	LAI Vehicle Lease Securitization Trust,
	Ser 2010-A, Class A, 144a,
	2.550%, 9/15/16	2,223,756
338,308	Popular ABS Mortgage Pass-Through
	Trust, Ser 2006-E, Class A1,
	0.384%, 1/25/37(A)	336,797
1,534,553	Residential Asset Mortgage Products,
	Inc., Ser 2003-RZ3, Class A6,
	3.400%, 3/25/33(A)	1,512,822
2,899,049	Santander Consumer Acquired
	Receivables Trust, Ser 2011-S1A,
	Class B, 144a, 1.660%, 8/15/16	2,866,457
1,707,637	Santander Consumer Acquired
	Receivables Trust, Ser 2011-WO,
	Class A2, 144a, 0.910%, 11/15/13	1,707,192
566,800	Santander Drive Auto Receivables
	Trust, Ser 2010-1, Class A2,
	1.360%, 3/15/13	567,110
3,250,000	Santander Drive Auto Receivables
	Trust, Ser 2010-2, Class B,
	2.240%, 12/15/14	3,241,484
3,340,000	Santander Drive Auto Receivables
	Trust, Ser 2010-B, Class A3, 144a,
	1.310%, 2/17/14	3,341,887
2,500,000	Santander Drive Auto Receivables
	Trust, Ser 2011-2, Class A2,
	1.040%, 4/15/14	2,497,170
304,371	Structured Asset Investment Loan
	Trust, Ser 2005-1, Class A5, 144a,
	0.644%, 2/25/35(A)	300,817
206,386	Wells Fargo Home Equity Trust, Ser
	2006-1, Class A3, 0.444%, 5/25/36(A)	202,198
	Total Asset-Backed Securities	$49,343,188

	Non-Agency Collateralized Mortgage Obligations — 3.8%
907,531	American Home Mortgage
	Investment Trust, Ser 2005-2, Class
	5A3, 5.077%, 9/25/35(A)	916,853
289,829	Cendant Mortgage Corp., Ser 2003-7P,
	Class A2, 144a, 4.861%, 6/25/17(A)	290,784
297,082	Cendant Mortgage Corp., Ser 2003-8,
	Class 2A3, 4.874%, 10/25/33(A)	297,803
318,944	CitiCorp Mortgage Securities, Inc., Ser
	2003-10, Class A2, 4.500%, 11/25/18	320,851
332,339	CitiCorp Mortgage Securities, Inc., Ser
	2005-1, Class 1A10, 5.750%, 2/25/35	331,083
214,416	Countrywide Home Loan Mortgage
	Pass Through Trust, Ser 2003-34,
	Class A5, 4.500%, 9/25/33	214,939
127,471	Countrywide Home Loan Mortgage
	Pass Through Trust, Ser 2003-J4,
	Class 1A2, 4.750%, 6/25/33	127,957
13,111	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2003-27, Class
	5A1, 5.250%, 11/25/33	13,086
695,794	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2004-4, Class
	3A9, 5.250%, 8/25/34	701,092
1,665,352	GMAC Mortgage Corp. Loan Trust, Ser
	2004-JR1, Class A8,
	5.250%, 12/25/14	1,665,535
1,070,216	JP Morgan Mortgage Trust, Ser
	2005-A3, Class 11A1,
	4.459%, 6/25/35(A)	1,079,284
695,437	PHH Mortgage Capital LLC, Ser
	2006-2, Class A2, 6.047%, 7/18/36(A)	694,588
640,323	Residential Accredit Loans, Inc., Ser
	2003-QS10, Class A7,
	5.500%, 5/25/33	660,961
50

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Non-Agency Collateralized Mortgage
	Obligations — 3.8% (Continued)
$1,635,634	Residential Asset Securitization Trust,
	Ser 2003-A8, Class A1,
	3.750%, 10/25/18	$1,656,385
436,288	Residential Funding Mortgage
	Securities I, Ser 2004-S9, Class 1A6,
	5.500%, 12/25/34	438,962
398,215	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-11, Class
	1A11, 4.750%, 10/25/18	397,723
632,023	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-13, Class
	A5, 4.500%, 11/25/18	638,396
734,754	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-17, Class
	1A10, 5.250%, 1/25/14	736,494
2,218,901	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-M, Class
	A1, 4.690%, 12/25/33(A)	2,242,823
60,884	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2005-3, Class
	A11, 5.500%, 5/25/35	60,378
	Total Non-Agency Collateralized
	Mortgage Obligations	$13,485,977

	Municipal Bonds — 4.2%

	Alabama — 0.9%
3,300,000	Chatom AL IDB Rev, 0.750%, 8/1/37(A)	3,299,703

	Illinois — 0.7%
2,500,000	Winnebago Co IL IDR (LOC:FHLB),
	0.230%, 4/1/26(A)	2,500,000

	New Mexico — 0.4%
1,465,000	NM Edl Asst Foundation Rev (Gtd St
	Lns), 1.219%, 12/1/28(A)	1,463,506

	Ohio — 0.5%
1,750,000	Medina Co OH IDR (Mack Inds), (LOC:
	JP Morgan Chase Bank), 0.250%,
	7/1/16 A)	1,750,000

	Oklahoma — 1.0%
3,500,000	JJB Properties LLC OK Rev, Rental Ppty,
	(LOC: Arvest Bank), 0.230%,
	1/1/36 A)	3,500,000

	Texas — 0.7%
2,250,000	North Texas Tollway Auth Rev, 2.441%,
	9/1/13	2,304,968
	Total Municipal Bonds	$14,818,177

	U.S. Government Agency Obligation — 1.0%
3,675,000	Overseas Private Investment Corp.,
	0.100%, 1/6/12(A)	3,675,000
	Investment Fund — 6.2%
21,752,769	Touchstone Institutional Money
	Market Fund^	$21,752,770

	Total Investment Securities — 99.7%
	(Cost $352,452,017)	$352,676,043

	Other Assets in Excess
	of Liabilities — 0.3%	1,067,465

	Net Assets — 100.0%	$353,743,508

(A)   Variable rate security - the rate reflected is the rate in effect as of December 31, 2011.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

IDR - Industrial Development Revenue

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, these securities were valued at $39,374,108 or 11.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

51

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Agency
Collateralized
Mortgage
Obligations	$—	$14,655,093	$—	$14,655,093
Asset-Backed
Securities	—	49,343,188	—	49,343,188
Commercial
Mortgage-Backed
Securities	—	86,295,064	—	86,295,064
Common
Stocks	—	—	—	—
Corporate
Bonds	—	74,628,697	—	74,628,697
Investment
Fund	21,752,770	—	—	21,752,770
Non-Agency
Collateralized
Mortgage
Obligations	—	13,485,977	—	13,485,977
Municipal
Bonds	—	14,818,177	—	14,818,177
U.S.
Government
Agency
Obligation	—	3,675,000	—	3,675,000
U.S.
Government
Mortgage-Backed
Obligations	—	74,022,077	—	74,022,077
				$352,676,043

See accompanying Notes to Portfolios of Investments.

52

Notes to Portfolios of Investments

December 31, 2011 (Unaudited)

Security valuation and fair Value measurements — All investments in securities are recorded at their estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level	1	–	quoted prices in active markets for identical securities
•	Level	2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level	3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of December 31, 2011, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic/industry concentration.

During the period ended December 31, 2011, there were no significant transfers between Levels 1 , 2 and 3 except as shown in the Portfolio of Investments for Emerging Markets Equity Fund, Emerging Markets Equity Fund II, Global Equity Fund and Global Real Estate Fund.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value.

53

Notes to Portfolios of Investments (Continued)

A Significant Event may relate to a single issuer or to an entire market sector. If the Advisor or Sub-Advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds’ Administrator or Sub-Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Advisor, the Sub-Administrator notifies the Advisor or Sub-Advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided. These securities are categorized in Level 2.

Securties sold short — The Funds periodically engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value. A fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A fund would realize a gain if the price of the security declines between those dates.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) — market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) — purchases and sales of investment securities, income and expenses at the relevant rate of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investment in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended December 31, 2011, the Funds used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

As of December 31, 2011, there were no open forward foreign currency contracts.

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian in an amount at least equal to the market value of the loaned securities. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

54

Notes to Portfolios of Investments (Continued)

As of December 31, 2011, the following Funds loaned securities and received collateral as follows:

	Fair Value of	Value of
	Securities	Collateral
Fund	Loaned	Received
Emerging Markets Equity Fund	$7,553,736	$7,965,320
Focused Equity Fund	6,792,149	6,934,350
Global Equity Fund	168,392	171,945
Global Real Estate Fund	47,002	48,293
Mid Cap Fund	3,223,838	3,295,456
Mid Cap Value	1,426,689	1,472,278
Sands Capital Select Growth Fund	20,292,723	20,967,479
Small Cap Core Fund	10,359,494	10,625,601
Small Cap Value Fund	2,432,258	2,515,578

All collateral received as cash is received, held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral. Pursuant to the Fund’s securities lending agreement, and according to normal operating procedures, the custodian segregated an additional $573 in collateral the following business day for securities on loan in the Global Equity Fund as of December 31, 2011.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information — As of December 31, 2011, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Capital Appreciation Fund	$7,630,261	$841,413	$(489,020)	$352,393
Emerging Markets Equity Fund	553,040,741	15,963,381	(70,017,094)	(54,053,713)
Emerging Markets Equity Fund II	7,675,933	93,634	(1,038,404)	(944,770)
Focused Equity Fund	110,318,852	2,995,895	(20,788,956)	(17,793,061)
Global Equity Fund	4,417,436	350,970	(546,012)	(195,042)
Global Real Estate Fund	5,670,631	236,557	(472,558)	(236,001)
Intermediate Fixed Income Fund	96,475,078	4,477,705	(212,986)	4,264,719
International Fixed Income Fund	12,056,428	219,257	(662,894)	(443,637)
Large Cap Relative Value Fund	7,026,856	728,377	(694,339)	34,038
Market Neutral Equity Fund	40,108,622	3,735,928	(1,438,929)	2,296,999
Merger Arbitrage Fund	52,473,453	688,598	(138,546)	550,052
Mid Cap Fund	73,146,400	2,339,630	(702,582)	1,637,048
Mid Cap Value	60,485,739	3,050,345	(3,605,219)	(554,874)
Premium Yield Equity Fund	47,252,593	7,489,660	(505,783)	6,983,877
Sands Capital Select Growth Fund	1,365,862,329	332,330,299	(84,519,484)	247,810,815
Short Duration Fixed Income Fund	42,503,104	723,719	(138,564)	585,155
Small Cap Core Fund	217,620,748	30,403,198	(6,466,536)	23,936,662
Small Cap Value Fund	36,209,212	1,707,162	(2,154,703)	(447,541)
Total Return Bond Fund	53,215,684	2,185,406	(449,063)	1,736,343
Ultra Short Duration Fixed Income Fund	352,452,017	1,502,661	(1,278,635)	224,026
55

Notes to Portfolios of Investments (Continued)

Delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security, including the risk of a price and yield fluctuations, and takes such fluctuations into account when determining net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements — Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market value. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying collateral securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

56

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Funds Group Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date 2/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date 2/27/12

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date 2/23/12

* Print the name and title of each signing officer under his or her signature.